UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21386

DREYFUS PREMIER MANAGER FUNDS I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 03/31

Date of reporting period: 09/30/04

FORM N-CSR
Item 1.	Reports to Stockholders.

Bear Stearns Prime Money Market Fund

SEMIANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Bear Stearns
Prime Money Market Fund

The Fund

LETTER TO SHAREHOLDERS
Dear Shareholder:

We are pleased to present this semiannual report for Bear Stearns Prime Money Market Fund for the six-month period ended September 30, 2004. During the reporting period, the fund produced an annualized yield of 1.08% which, taking into account the effects of compounding, created an annualized effective yield of 1.08% .1,2

The Economy

Despite signs of renewed economic growth when the reporting period began, money market yields remained anchored by the 1% federal funds rate. While economic data at the time confirmed that an economic recovery was well underway, the number of new jobs continued to disappoint, reinforcing the perception that inflation would remain low and the Federal Reserve Board (the “Fed”) still had a great deal of flexibility in the conduct of monetary policy.

In April, however, the U.S. Department of Labor released an unexpectedly strong employment report that quickly fueled investors’ concerns that long-dormant inflationary pressures might finally have begun to resurface. As the spring progressed, higher energy and commodity prices appeared to lend credence to investors’ renewed inflation concerns, and money market yields began to rise at the longer end of the maturity spectrum.

While the Fed again left interest rates unchanged in May, it no longer suggested that it could be “patient” before raising rates. Instead, it indicated in its public comments that future rate hikes were likely to be “measured.” Soon after the Fed’s May meeting, employment data showed a second consecutive month of robust job gains, causing investors to anticipate that the Fed might begin to tighten monetary policy as early as its next meeting in June. Indeed, on June 30, 2004, the Fed raised the overnight federal funds rate by 25 basis points to 1.25% . Because most investors had anticipated the Fed’s move, the money markets already had reflected the impact of the increase.

2

In its June 30th statement, the Fed again noted that “policy accommodation can be removed at a pace that is likely to be measured.” Consequently, most analysts believed that the rate hike was the first in a series of increases designed to forestall inflationary pressures without derailing the economic recovery.This view was reinforced when it was later estimated that the U.S. economy grew at an annualized 2.8% rate during the second quarter of 2004, despite headwinds resulting from higher energy prices and ongoing terrorism fears.

However, the economy appeared to hit a new “soft patch” in the summer as the number of jobs created in June and July failed to match previous months’ totals. Nonetheless, most investors expected the Fed to increase the federal funds rate at its next meeting in August, and money market yields reflected those expectations. Indeed, on August 10, the Fed raised short-term rates by another 25 basis points to 1.50% .

In September, the Fed implemented its third consecutive increase in short-term interest rates, raising the federal funds rate by another 25 basis points to 1.75% .The Fed cited an easing of inflation expectations and further productivity gains in its decision. Subsequent comments by Chairman Alan Greenspan and other Fed members have suggested that rates must continue to move higher to reach a “balanced” posture with respect to the countervailing forces of economic growth and inflation. Indeed, the Fed has raised interest rates during a time of subdued employment growth and all-time highs in oil prices.While higher oil prices can act as a tax on the economy, helping to slow growth, it also can produce higher inflation as costs are passed along the supply chain.

Portfolio Focus

Since the fund’s inception, we generally maintained the fund’s weighted average maturity in a range that was neutral. In the spring, however, when inflationary pressures became more apparent and investors revised their expectations regarding the timing of interest-rate increases, we began to adopt a more defensive posture, allowing the fund’s weighted average maturity to fall toward a position we consider shorter than industry averages.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

In our view, the Fed remains intent on reversing at least some of the monetary easing it initiated after September 11, 2001, and it so far has been relatively open about its intentions to do so. In addition, as of the end of the reporting period, the fed funds futures market has indicated that investors expect short-term interest rates to reach at least 2% by year-end. Accordingly, as of the end of the reporting period, we have maintained a relatively defensive investment posture in anticipation of further rate hikes.

Patricia A. Larkin
Senior Portfolio Manager
October 15, 2004
New York, N.Y.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.Yield provided reflects the absorption of fund expenses by The Dreyfus Corporation, pursuant to an undertaking in effect through May 1, 2006, at which time it may be terminated.
Had these expenses not been absorbed, the fund’s annualized yield and annualized effective yield would have been 1.05% and 1.06%, respectively.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for equal shares of the fund in a tax-free reorganization on
May 1, 2004. Performance for the fund includes returns for the predecessor fund, and reflects current management fees in effect only since the reorganization date.The predecessor fund’s Class
Y shares were reorganized into the fund.

4

STATEMENTU N D E R S TAOFN DINVESTMENTSI N G YO U R F U N D ’ S	E X P E N S E S	( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Bear Stearns Prime Money Market Fund from April 1, 2004 to September 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2004

Expenses paid per $1,000 †	$ 1.01
Ending value (after expenses)	$1,005.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2004

Expenses paid per $1,000 †	$ 1.01
Ending value (after expenses)	$1,024.07

  Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
September 30, 2004 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—19.1%	Amount ($)	Value ($)

ABN-AMRO North America Finance, Inc. (London)
1.30%, 11/10/2004	7,000,000	6,999,301
Banco Bilbao Vizcaya Argentaria S.A. (Yankee)
1.91%, 12/29/2004	50,000,000	50,001,845
Barclays Bank PLC (London)
1.12%, 12/9/2004	7,000,000	7,000,263
Barclays Bank PLC (Yankee)
1.32%, 12/30/2004	8,000,000	7,998,604
Calyon-Credit Agricole Indosuez (London)
1.23%, 12/31/2004	15,000,000	15,001,331
Credit Agricole Indosuez NY (London)
1.52%, 4/18/2005	12,000,000	12,000,000
Credit Suisse First Boston, Inc. (Yankee)
1.60%, 10/12/2004	50,000,000	50,000,000
Deutsche Bank AG (London)
1.12%, 12/14/2004	8,000,000	7,999,993
First Tennessee Bank N.A. (Domestic)
1.87%, 12/22/2004	50,000,000	50,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
1.28%, 10/28/2004	7,000,000	6,999,895
National Australia Bank Ltd. (London)
1.09%, 10/13/2004	13,000,000	13,000,334
Societe Generale (Domestic)
1.79%, 3/24/2005	11,000,000 [a]	10,999,857
Societe Generale (London)
1.11%—1.18%, 11/10/2004—12/20/2004	16,000,000	15,999,409
Svenska Handelsbanken (Yankee)
1.11%, 12/10/2004	11,000,000	11,000,213
UBS AG (Yankee)
1.15%, 1/7/2005	8,000,000	8,005,542
Total Negotiable Bank Certificates of Deposit
(cost $273,006,587)		273,006,587

Commercial Paper—56.1%

Alliance & Leicester PLC
1.88%, 12/15/2004	60,000,000	59,766,250
Amstel Funding
1.92%, 12/29/2004	50,000,000	49,763,903

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Atlantis One Funding Corp.
1.93%, 2/16/2005	50,000,000	49,633,917
Bank of America Corp.
1.88%, 12/20/2004	50,000,000	49,792,222
BNP Paribas Finance Inc.
1.87%, 10/1/2004	50,000,000	50,000,000
DEPFA Bank PLC
1.58%, 10/25/2004	50,000,000	49,947,667
General Electric Capital Corp.
1.51%, 10/1/2004	40,000,000	40,000,000
General Electric Capital Service
1.57%, 10/7/2004	70,000,000	69,981,683
Lexington Parker Capital Co. LLC
1.66%, 11/8/2004	66,577,000	66,461,045
Mane Funding Corp.
1.66%, 11/16/2004	50,387,000	50,280,767
Paradigm Funding LLC
1.78%, 10/5/2004	35,000,000	34,993,078
Prudential Funding LLC
1.86%, 10/1/2004	50,000,000	50,000,000
Stadshypotek Delaware Inc.
1.65%, 11/9/2004	60,000,000	59,893,400
Toyota Motor Credit Corp.
1.57%, 10/12/2004	70,000,000	69,966,419
UBS Finance (DE) LLC
1.88%, 10/1/2004	50,000,000	50,000,000
Total Commercial Paper
(cost $800,480,351)		800,480,351

Corporate Notes—6.3%

American Express Centurion Bank
1.70%, 1/12/2005	15,500,000 [a]	15,500,000
Bank One N.A.
1.76%, 1/28/2005	8,000,000 [a]	8,002,100
General Electric Capital Corp.
1.65%—1.87%, 12/15/2004—5/17/2005	32,650,000 [a]	32,662,077
Lehman Brothers Holdings Inc.
1.78%, 5/16/2005	6,000,000 [a]	6,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Corporate Notes (continued)	Amount ($)	Value ($)

Sigma Finance Inc.
1.78%, 12/20/2004	15,500,000 [a]	15,499,819
Westpac Capital Corp.
1.60%, 4/25/2005	12,000,000 [a]	12,002,017
Total Corporate Notes
(cost $89,666,013)		89,666,013

Promissory Notes—3.5%

Goldman Sachs Group Inc.
2.08%, 3/8/2005
(cost $50,000,000)	50,000,000 [b]	50,000,000

Short-Term Bank Notes—.3%

U.S. Bank N.A.
1.64%, 11/5/2004
(cost $3,570,964)	3,570,000 [a]	3,570,964

U.S. Government Agencies—8.1%

Federal Home Loan Banks, Discount Notes,
Floating Rate Notes
1.81%, 4/11/2006	50,000,000 [a]	49,954,690
Federal Home Loan Banks, Floating Rate Notes
1.27%—1.43%, 2/23/2005—4/29/2005	40,500,000 [a]	40,500,000
Federal National Mortgage Association
Floating Rate Notes
1.37%—1.57%, 2/25/2005—5/13/2005	25,000,000 [a]	25,000,000
Total U.S. Government Agencies
(cost $115,454,690)		115,454,690

8

		Principal
Time Deposits—10.0%		Amount ($)	Value ($)

Branch Banking & Trust Co. Inc. (Grand Cayman)
1.87%, 10/1/2004		25,000,000	25,000,000
Chase Manhattan Bank USA (Grand Cayman)
1.88%, 10/1/2004		50,000,000	50,000,000
Key Bank N.A. (Grand Cayman)
1.88%, 10/1/2004		50,000,000	50,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.94%, 10/1/2004		18,000,000	18,000,000
Total Time Deposits
(cost $143,000,000)			143,000,000

Total Investments (cost $1,475,178,605)		103.4%	1,475,178,605
Liabilities, Less Cash and Receivables		(3.4%)	(49,172,608)
Net Assets		100.0%	1,426,005,997

[a]	Variable interest rate—subject to periodic change.
[b]	These notes were acquired for investment, and not with the intent to distribute or sell.These securities were acquired
	from 9/9/2004 at a cost of $50,000,000.At September 30, 2004, the aggregate value of these securities was
	$50,000,000 or 3.5% of net assets and are valued at amortized cost.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Banking	61.3	Insurance	3.5
Finance	14.9	Asset Backed/
Asset Backed/Multiseller Programs	10.6	Structured Investment Vehicles 1.1
Government Agency	8.1
Brokreage Firms	3.9		103.4

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments	1,475,178,605	1,475,178,605
Interest receivable		1,355,821
Prepaid expenses		95,237
		1,476,629,663

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		213,978
Cash overdraft due to Custodian		380,664
Payable for investment securities purchased		49,954,690
Accrued expenses		74,334
		50,623,666

Net Assets ($)		1,426,005,997

Composition of Net Assets ($):
Paid-in capital		1,426,038,168
Accumulated net realized gain (loss) on investments		(32,171)

Net Assets ($)		1,426,005,997

Shares Outstanding
(unlimited number of $.001 par value shares of
Beneficial Interest authorized)		1,426,038,168
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
10

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2004 (Unaudited)

Investment Income ($):
Interest Income	10,476,754
Expenses:
Management fee—Note 2(a)	1,649,315
Administration fees—Note 2(a)	67,528
Custodian fees	57,903
Shareholder servicing costs	48,930
Registration fees	41,293
Trustees’ fees and expenses—Note 2(b)	33,252
Professional fees	15,531
Prospectus and shareholders’ reports	5,173
Miscellaneous	8,882
Total Expenses	1,927,807
Less—reduction in management fee
due to undertaking—Note 2(a)	(278,492)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(5,631)
Net Expenses	1,643,684
Investment Income—Net	8,833,070

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(5,241)
Net Increase in Net Assets Resulting from Operations	8,827,829

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited)	March 31, 2004 [a]

Operations ($):
Investment income—net	8,833,070	20,125,184
Net realized gain (loss) from investments	(5,241)	4,352
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,827,829	20,129,536

Dividends to Shareholders from ($):
Investment income—net	(8,833,070)	(20,125,184)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	3,607,529,613	7,554,322,920
Dividends reinvested	8,273,590	17,104,179
Cost of shares redeemed	(3,792,047,090)	(8,390,744,571)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(176,243,887)	(819,317,472)
Total Increase (Decrease) in Net Assets	(176,249,128)	(819,313,120)

Net Assets ($):
Beginning of Period	1,602,255,125	2,421,568,245
End of Period	1,426,005,997	1,602,255,125

[a] Represents information for predecessor, Prime Money Market Portfolio.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following table for the fund’s shares represents the financial highlights of the fund’s predecessor, Prime Money Market Portfolio, before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s shares thereafter. Before the fund commened operations, all of the assets of the Prime Money Market Portfolio were transferred to the fund’s shares in a tax-free reorga-nization.Total return for the periods before the fund commenced operations shows how much an investment in the Prime Money Market Portfolio would have increased (or decreased) during those periods, assuming all dividends and distributions were reinvested. Total return for the period since the fund commenced operations reflects how much an investment in the fund’s shares would have increased (or decreased), assuming all dividends and distributions were reinvested.

Six Months Ended
September 30, 2004			Year Ended March 31,

(Unaudited)		2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.010	.016	.031	.062	.053
Distributions:
Dividends from investment
income—net	(.005)	(.010)	(.016)	(.031)	(.062)	(.053)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.08[a]	.97	1.59	3.13	6.40	5.39

Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets	.23[a]	.29	.29	.30	.33	.37
Ratio of net expenses to
average net assets	.20[a]	.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets	1.07[a]	.97	1.57	2.95	6.15	5.36

Net Assets, end of period
($ x 1,000) 1,426,006 1,602,255			2,421,568	2,637,721 1,963,646		913,907

[a] Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Bear Stearns Prime Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund. The fund’s investment objective seeks to provide current income and liquidity consistent with stability of principal.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge. Shares of the fund may not be purchased directly by individuals, although Bear Stearns Prime Money Market Fund may purchase fund shares for accounts maintained by individuals.

On April 8, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board, all of the assets, subject to the liabilities, of Prime Money Market Portfolio, a series of The Bear Stearns Funds, were transferred to Bear Stearns Prime Money Market Fund in exchange for shares of beneficial interest of Bear Stearns Prime Money Market Fund shares of equal value on the close of business on April 30, 2004. The net asset value of Bear Stearns Prime Money Market Fund shares on close of business on April 30, 2004, after the reorganization, was $1.00 per share and a total of 1,756,454,218 shares, representing net assets of $1,756,422,047 were issued to Prime Money Market Portfolio’s shareholders in the exchange.The exchange was a tax-free event to shareholders.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

14

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements, with financial institutions deemed to be creditworthy by the fund’s Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $26,930 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2004. If not applied, $25,610 of the carryover expires in fiscal 2007, $1,279 expires in fiscal 2008 and $41 expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2004 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

16

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .20 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund for the two-year period ending May

1, 2006, so that the expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .20 of 1% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $278,492 during the period ended September 30, 2004.

BSFM served as administrator to Prime Money Market Portfolio pursuant to an Administration Agreement. The Administrator received from Prime Money Market Portfolio a monthly fee equal to an annual rate of 0.05% of the average daily net assets. Administration fee amounted to $67,528 for the period ended April 30, 2004.This agreement was terminated as of the close of business on April 30, 2004, due to the reorganization.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2004, the fund was charged $16,992 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $249,186 and transfer agency per account fees $6,007, which are offset against an expense reimbursement currently in effect in the amount of $41,215.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

18

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 19

For More	Information

Bear Stearns Prime	Transfer Agent &
Money Market Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

®

© 2004 Dreyfus Service Corporation 6102SA0904

Dreyfus Premier Alpha Growth Fund

SEMIANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Alpha Growth Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier Alpha Growth Fund covers the six-month period from April 1, 2004, through September 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Jim O’Shaughnessy of Bear Stearns Asset Management Inc., the fund’s sub-investment adviser and investment adviser to the predecessor fund.

Amid mixed signals from the U.S. economy, the major stock-market indices generally ended the reporting period little changed from where they began. The positive effects of better business conditions apparently were largely offset by uncertainty related to the insurgency in Iraq, higher energy prices and some disappointing labor statistics. Also, during the reporting period, the Federal Reserve Board raised short-term rates three times in what many analysts believe is the beginning of a series of increases.

For many investors, the move to a less accommodative monetary policy marks the start of a new phase in the economic cycle.At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

The Dreyfus Corporation October 15, 2004
2

DISCUSSION OF FUND PERFORMANCE

Jim O’Shaughnessy, Portfolio Manager

How did Dreyfus Premier Alpha Growth Fund perform relative to its benchmark?

For the six-month period ended September 30, 2004, the fund produced total returns of –3.10% for Class A shares, –3.47% for Class B shares, –3.42% for Class C shares, –3.26% for Class R shares and –3.16% for Class T shares.1 This compares with the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of –0.18% for the same period.2,3

We attribute these results to a variety of political and economic factors that generally undermined stocks during the reporting period. Despite continuing U.S. economic growth, issues ranging from rising oil prices and the insurgency in Iraq to rising U.S. interest rates and political uncertainty held stock prices in check.The fund’s total returns under-performed the benchmark, largely due to weakness among technology stocks. Such stocks had performed well during the prior reporting period, leading some of our quantitative investment models to place greater emphasis on technology stocks than the benchmark.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, it invests in stocks that are selected using one or more quantitative growth models developed by the fund’s sub-adviser.These growth models are designed to identify equities with the following characteristics:

  High projected earnings for the next three to five years
  Positive earnings momentum
  Positive price momentum
  Reasonable valuation

The fund uses the models systematically to select approximately 40 to 60 securities. Generally, the fund allocates an equal amount of its assets to each holding. Periodically (at least once a year), we reapply our models to the fund’s investment universe and adjust the fund’s holdings

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

to reflect the results. Stocks no longer favored by the models are sold, highly rated stocks are purchased and all holdings are rebalanced so that each represents a roughly equal weighting.

The fund’s models are enhanced from time to time as suggested by our ongoing research efforts.

What other factors influenced the fund’s performance?

During the fund’s last periodic readjustment in January 2004, several technology stocks scored well on the fund’s momentum models due to rapidly appreciating earnings and rising prices over the prior year. As a result, the fund established a relatively large number of positions in technology stocks. Some of these holdings performed well during the reporting period, such as Internet services provider Yahoo!, software developer Symantec and wireless technology innovator QUAL-COMM. However, other technology holdings suffered declines due to unfavorable supply and demand dynamics and uncertain earnings outlooks. In particular, communications equipment company Nortel Networks lost ground due to concerns arising from accounting-related problems. Other technology holdings, such as microchip maker National Semiconductor and electronics outsourcing manufacturer Sanmina-SCI, slipped despite relatively strong earnings reports. The fund’s returns relative to its benchmark also were undermined by the performance of the fund’s sole energy holding, Petroleo Brasileiro S.A., Brazil’s national oil company, which rose more modestly than the benchmark’s energy component.

The fund’s investments in the financial sector produced mixed results. Holdings included some relatively good performers, such as Countrywide Financial, a mortgage lender that profited from persistently low interest rates.However,such gains were offset by losses from relatively weak performers, such as New York Community Bancorp, a savings bank that issued a negative earnings report during the reporting period.

On a more positive note, the fund benefited from its relatively heavy exposure to basic materials stocks, a sector that rose on the strength of robust industrial demand from the United States and China. Good

4

individual stock selections among basic materials holdings, such as metal mining concerns Phelps Dodge and Placer Dome, further enhanced performance. The fund also secured relatively strong returns from its only two health care investments: Stryker and Zimmer Holdings, two orthopedic equipment suppliers that reported better-than-expected earnings.As a result, the fund achieved gains in the health care sector, an area that produced negative returns for the benchmark.

What is the fund’s current strategy?

As of the end of the reporting period, the fund remains fully committed to its systematic, quantitatively driven investment process. As a result of this process, the fund currently maintains above-average exposure to the technology and basic materials sectors, and it holds relatively light positions in the consumer staples and health care areas. In our judgment, the fund’s current composition positions it to benefit from a late-year rally should the market respond more positively to new political and economic developments.

October 15, 2004
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation, which has contractually agree to waive receipt of its fees and/or assume the expenses of Class B, C and T for the two-year period ending May 1, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	The fund commenced operations after all of the assets of a predecessor mutual fund that was advised by the fund’s current sub-investment adviser were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-fee reorganization on May 1, 2004.The fund offers Class A, B, C and T shares, which are subject to different sales charges and distribution and servicing fees. Performance for each share class includes returns for the predecessor fund and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not. Prior to August 1, 2002, the fund was known as the Focus List Portfolio and employed a material different investment strategy.Accordingly, historical performance prior to this time period does not reflect the fund’s current investment strategy.

The Fund 5

UNDERSTANDING YOUR FUND ’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Alpha Growth Fund from April 1, 2004 to September 30, 2004.† It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2004 †
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 4.81	$ 8.08	$ 7.98	$ 6.87	$ 5.82
Ending value (after expenses)	$1,049.40	$965.30	$965.80	$1,047.70	$968.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2004†

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 4.73	$ 8.29	$ 8.19	$ 6.75	$ 5.97
Ending value (after expenses)	$1,016.22	$1,016.80	$1,016.90	$1,014.21	$1,019.10

†	For Class B, Class C and Class T shares and from May 1, 2004 (commencement of initial offering) to
September 31, 2004 for Class A and Class R shares.
††	Expenses are equal to the fund's annualized expense ratio of 1.12% for Class A, 1.64% for Class B, 1.62% for
Class C, 1.60% for Class R and 1.18% for Class T; multiplied by the average account value over the period, multiplied by 153/365 for Class A and Class R shares and 183/365 for Class B, Class C and Class T shares
(to reflect the actual days since inception for Class A and Class R shares and the one-half-year period for Class B,
Class C and Class T shares).

6

STATEMENT OF INVESTMENTS September 30, 2004 (Unaudited)
Common Stocks—99.4%	Shares		Value ($)

Consumer Discretionary—20.9%
Bed Bath & Beyond	90,003	[a]	3,340,011
Ford Motor	231,500		3,252,575
General Motors	71,100	[b]	3,020,328
International Game Technology	105,545		3,794,343
Koninklijke (Royal) Philips
Electronics (New York Shares)	124,500		2,852,295
Lennar, Cl. A	80,800		3,846,080
Lowe’s Cos.	68,800		3,739,280
NIKE, Cl. B	56,500		4,452,200
Staples	149,600		4,461,072
Starbucks	112,944	[a]	5,134,434
Volvo AB, ADR	120,800	[b]	4,255,784
			42,148,402
Energy—1.9%
Petroleo Brasileiro, S.A.-Petrobras, ADR	111,800		3,940,950
Financials—12.1%
Capital One Financial	60,300		4,456,170
Countrywide Financial	154,200		6,073,938
Golden West Financial	36,967		4,101,489
New York Community Bancorp	135,900		2,791,386
Sovereign Bancorp	157,100		3,427,922
Synovus Financial	133,100		3,480,565
			24,331,470
Health Care—4.3%
Stryker	88,836		4,271,235
Zimmer Holdings	55,300	[a]	4,370,912
			8,642,147
Industrials—11.5%
American Power Conversion	151,700	[b]	2,638,063
Apollo Group, Cl. A	52,992	[a]	3,888,023
Caterpillar	45,700		3,676,565
Eaton	69,450		4,403,824
Ingersoll-Rand-, CI. A	57,900		3,935,463
PACCAR	65,808		4,548,649
			23,090,587

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Information Technology—21.4%
Affiliated Computer Services, Cl. A	66,400	[a]	3,696,488
Cisco Systems	151,758	[a]	2,746,820
Flextronics International	241,100	[a]	3,194,575
Lucent Technologies	1,164,300	[a]	3,690,831
Nortel Networks	807,400		2,745,160
QUALCOMM	141,552		5,526,190
Symantec	105,694	[a]	5,800,487
Telefonaktiebolaget LM Ericsson, ADR	200,800	[a]	6,272,992
Xerox	270,600	[a,b]	3,810,048
Yahoo!	162,900	[a,b]	5,523,939
			43,007,530
Materials—15.6%
AngloGoldAshanti, ADR	82,300		3,201,470
BHP Billiton, ADR	203,686		4,226,484
Freeport-McMoRan Copper & Gold, Cl. B	88,200		3,572,100
Georgia-Pacific	123,600		4,443,420
Inco	95,300	[a]	3,721,465
Newmont Mining	78,169		3,559,035
Phelps Dodge	49,900		4,592,297
Placer Dome	204,800		4,071,424
			31,387,695
Semiconductor Equipment—10.2%
Altera	165,200	[a]	3,232,964
Analog Devices	78,800		3,055,864
Intel	116,000		2,326,960
Linear Technology	87,900		3,185,496
Maxim Integrated Products	73,100		3,091,399
National Semiconductor	188,500		2,919,865
Texas Instruments	126,600		2,694,048
			20,506,596
Telecommunication Services—1.5%
NEXTEL Communications, Cl. A	131,500	[a]	3,134,960
Total Common Stocks
(cost $189,585,805)			200,190,337

8

Other Investments—.7%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,332,000)		1,332,000 [c]	1,332,000

Investment of Cash Collateral
for Securities Loaned—5.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $10,850,368)		10,850,368 [c]	10,850,368

Total Investments
(cost $201,768,173)		105.5%	212,372,705
Liabillities, Less Cash and Receivables		(5.5%)	(11,057,368)
Net Assets		100.0%	201,315,337

ADR—American Depositary Receipts.
[a] Non-income producing.
[b]	All or a portion of these securities are on loan.At September 30, 2004, the total market value of the fund’s securities
	on loan is $10,630,729 and the total market value of the collateral held by the fund is $10,850,368.
[c]	Investments in affiliated money market mutual funds.

Portfolio Summary	(Unaudited) †
	Value (%)		Value (%)

Information Technology	21.4	Semiconductor Equipment	10.2
Consumer Discretionary	20.9	Short-Term/Money Market Investments 6.1
Materials	15.6	Other	7.7
Financials	12.1
Industrials	11.5		105.5

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $10,630,729)—Note 1(b):
Unaffiliated issuers	189,585,805	200,190,337
Affiliated issuers	12,182,368	12,182,368
Cash		411,129
Receivable for shares of Beneficial Interest subscribed		776,225
Dividends and interest receivable		137,714
Prepaid expenses		44,720
		213,742,493

Liabilities ($):

Due to The Dreyfus Corporation and affiliates—Note 3(c)					250,827
Liability for securities on loan—Note 1(b)					10,850,368
Payable for investment securities purchased					986,263
Payable for shares of Beneficial Interest redeemed					303,315
Accrued expenses					36,383
					12,427,156

Net Assets ($)					201,315,337

Composition of Net Assets ($):
Paid-in capital					194,475,355
Accumulated investment (loss)—net					(328,242)
Accumulated net realized gain (loss) on investments					(3,436,308)
Accumulated net unrealized appreciation
(depreciation) on investments					10,604,532

Net Assets ($)					201,315,337

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	14,372,053	31,667,909	39,917,478	4,190	115,353,707
Shares Outstanding	777,171	1,778,596	2,236,820	227	6,243,245

Net Asset Value
Per Share ($)	18.49	17.81	17.85	18.46	18.48

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended September 30, 2004 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $72,876 foreign taxes withheld at source):
Unaffiliated issuers	1,075,399
Affiliated issuers	10,248
Income on securities lending	28,919
Total Income	1,114,566
Expenses:
Investment advisory fee—Note 3(a)	664,003
Distribution fees—Note 3(b)	388,827
Shareholder servicing costs—Note 3(c)	300,275
Professional fees	26,344
Registration fees	24,290
Administration fees—Note 3(a)	21,701
Custodian fees—Note 3(c)	12,249
Prospectus and shareholders’ reports	9,154
Directors’ fees and expenses—Note 3(d)	6,485
Interest expense—Note 2	34
Miscellaneous	9,253
Total Expenses	1,462,615
Less—reduction in investment advisory fee
due to undertaking—Note 3(a)	(19,725)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(82)
Net Expenses	1,442,808
Investment (Loss)—Net	(328,242)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,420,925)
Net unrealized appreciation (depreciation) on investments	(1,522,805)
Net Realized and Unrealized Gain (Loss) on Investments	(4,943,730)
Net (Decrease) in Net Assets Resulting from Operations	(5,271,972)

See notes to financial statements.

The Fund 11

>

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited) [a]	March 31, 2004 [b]

Operations ($):
Investment (loss)—net	(328,242)	(373,885)
Net realized gain (loss) on investments	(3,420,925)	17,013,630
Net unrealized appreciation
(depreciation) on investments	(1,522,805)	14,332,976
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,271,972)	30,972,721

Dividends to Shareholders from ($):
Net realized gain on investments:
Class B shares	(2,789,238)	—
Class C shares	(3,096,117)	—
Class T shares	(9,311,576)	—
Total Dividends	(15,196,931)	—

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	14,084,623	—
Class B shares	4,915,535	14,846,850
Class C shares	11,428,308	18,987,609
Class R shares	4,000	—
Class T shares	32,980,811	66,609,400
Dividends reinvested:
Class B shares	2,580,064	—
Class C shares	2,850,438	—
Class T shares	8,713,513	—
Cost of shares redeemed:
Class A shares	(203,857)	—
Class B shares	(3,752,795)	(5,709,547)
Class C shares	(4,204,695)	(4,205,697)
Class T shares	(21,946,589)	(16,278,827)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	47,449,356	74,249,788
Total Increase (Decrease) in Net Assets	26,980,453	105,222,509

Net Assets ($):
Beginning of Period	174,334,884	69,112,375
End of Period	201,315,337	174,334,884

12

	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited) [a]	March 31, 2004 [b]

Capital Share Transactions:
Class A
Shares sold	788,637	—
Shares redeemed	(11,466)	—
Net Increase (Decrease) in Shares Outstanding	777,171	—

Class B
Shares sold	279,772	821,415
Shares issued for dividends reinvested	149,482	—
Shares redeemed	(217,971)	(312,939)
Net Increase (Decrease) in Shares Outstanding	211,283	508,476

Class C
Shares sold	636,534	1,028,108
Shares issued for dividends reinvested	164,765	—
Shares redeemed	(241,400)	(222,799)
Net Increase (Decrease) in Shares Outstanding	559,899	805,309

Class R
Shares sold	227	—

Class T
Shares sold	1,781,835	3,461,369
Shares issued for dividends reinvested	487,877	—
Shares redeemed	(1,198,050)	(847,239)
Net Increase (Decrease) in Shares Outstanding	1,071,662	2,614,130

a The fund commenced offering five classes of shares on close of business April 30, 2004.The existing shares were redesignated and the fund added Class A and Class R shares. b Represents information for predecessor, Bear Stearns Alpha Growth Portfolio.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio (“Alpha Growth Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C and T shares thereafter. Before the fund commenced operations, all of the assets of the Alpha Growth Portfolio were transferred to the fund’s Class B, C and T shares in a tax-free reorganization. Total return for the periods before the fund commenced operations shows how much an investment in the Alpha Growth Portfolio would have increased (or decreased) during those periods, assuming all dividends and distributions were reinvested. Total return for the period since the fund commenced operations reflects how much an investment in the fund’s Class A and R shares would have increased (or decreased), assuming all dividends and distributions were reinvested.

Six Months Ended
September 30, 2004
Class A Shares	(Unaudited) [a]

Per Share Data ($):
Net asset value, beginning of period	17.62
Investment Operations:
Investment income—net [b]	.01
Net realized and unrealized
gain (loss) on investments	.86
Total from Investment Operations	.87
Net asset value, end of period	18.49

Total Return (%) [c]	4.94[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47[d]
Ratio of net expenses to average net assets	.47[d]
Ratio of net investment income
to average net assets	.03[d]
Portfolio Turnover Rate	2.02[d]

Net Assets, end of period ($ X 1,000)	14,372

[a]	From April 30, 2004 (commencement of operations) to September 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

14

	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class B Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	20.32	15.17	18.41	16.46	20.93	17.18
Investment Operations:
Investment (loss)—net	(.06)[a]	(.10)[b]	(.08)[b]	(.06)[b]	(.17)[b]	(.16)[b]
Net realized and unrealized
gain (loss) on investments	(.70)	5.25	(3.16)	2.01	(4.30)	3.91
Total from Investment Operations	(.76)	5.15	(3.24)	1.95	(4.47)	3.75
Distributions:
Dividends from net realized
gain on investments	(1.75)	—	—	—	—	—
Net asset value, end of period	17.81	20.32	15.17	18.41	16.46	20.93

Total Return (%) [c]	(3.47)[d]	33.95	(17.60)	11.85	(21.36)	21.83

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83[d]	2.17	2.46	2.96	2.87	3.23
Ratio of net expenses
to average net assets	.82[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment (loss)
to average net assets	(.30)[d]	(.61)	(.65)	(.92)	(.96)	(1.11)
Portfolio Turnover Rate	2.02[d]	92.58	185.33	82.40	81.37	56.26

Net Assets, end of period
($ X 1,000)	31,668	31,840	16,059	9,061	7,441	9,124

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class C Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	20.35	15.19	18.42	16.46	20.94	17.19
Investment Operations:
Investment (loss)—net	(.06)[a]	(.09)[b]	(.06)[b]	(.06)[b]	(.17)[b]	(.18)
Net realized and unrealized
gain (loss) on investments	(.69)	5.25	(3.17)	2.02	(4.31)	3.93
Total from Investment Operations	(.75)	5.16	(3.23)	1.96	(4.48)	3.75
Distributions:
Dividends from net realized
gain on investments	(1.75)	—	—	—	—	—
Net asset value, end of period	17.85	20.35	15.19	18.42	16.46	20.94

Total Return (%) [c]	(3.42)[d]	33.97	(17.54)	11.91	(21.40)	21.81

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.82[d]	2.17	2.46	2.96	2.87	3.23
Ratio of net expenses
to average net assets	.81[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment (loss)
to average net assets	(.29)[d]	(.61)	(.63)	(.92)	(.96)	(1.09)
Portfolio Turnover Rate	2.02[d]	92.58	185.33	82.40	81.37	56.26

Net Assets, end of period
($ X 1,000)	39,917	34,134	13,236	6,546	4,973	6,398

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

16

Six Months Ended
September 30, 2004
Class R Shares	(Unaudited) [a]

Per Share Data ($):
Net asset value, beginning of period	17.62
Investment Operations:
Investment (loss)—net [b]	(.02)
Net realized and unrealized
gain (loss) on investments	.86
Total from Investment Operations	.84
Net asset value, end of period	18.46

Total Return (%)	4.77[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[c]
Ratio of net expenses to average net assets	.67[c]
Ratio of net investment (loss)
to average net assets	(.13)[c]
Portfolio Turnover Rate	2.02[c]

Net Assets, end of period ($ X 1,000)	4

[a]	From April 30, 2004 (commencement of operations) to September 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class T Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	20.95	15.57	18.84	16.75	21.21	17.32
Investment Operations:
Investment (loss)—net	(.02)[a]	(.02)[b]	(.02)[b]	(.03)[b]	(.09)[b]	(.07)
Net realized and unrealized
gain (loss) on investments	(.70)	5.40	(3.25)	2.12	(4.37)	3.96
Total from Investment Operations	(.72)	5.38	(3.27)	2.09	(4.46)	3.89
Distributions:
Dividends from net realized
gain on investments	(1.75)	—	—	—	—	—
Net asset value, end of period	18.48	20.95	15.57	18.84	16.75	21.21

Total Return (%) [c]	(3.16)[d]	34.55	(17.36)	12.48	(21.03)	22.46

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[d]	1.67	1.96	2.46	2.37	2.73
Ratio of net expenses
to average net assets	.59[d]	1.40	1.40	1.40	1.40	1.40
Ratio of net investment (loss)
to average net assets	(.07)[d]	(.11)	(.15)	(.42)	(.46)	(.63)
Portfolio Turnover Rate	2.02[d]	92.58	185.33	82.40	81.37	56.26

Net Assets, end of period
($ X 1,000)	115,354	108,361	39,817	23,176	17,316	22,580

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Alpha Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund. The fund’s investment objective seeks capital appreciation. The Dreyfus Corporation (“Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

On April 8, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board, all of the assets, subject to the liabilities, of Alpha Growth Portfolio, a series of The Bear Stearns Funds, were transferred to Dreyfus Premier Alpha Growth Fund in exchange for shares of beneficial interest of Dreyfus Premier Alpha Growth Fund’s Class A, Class B, Class C, Class R and Class T shares of equal value on the close of business on April 30, 2004. Holders of Class A shares of Alpha Growth Portfolio received Class T shares of Dreyfus Premier Alpha Growth Fund, holders of Class B shares of Alpha Growth Portfolio received Class B shares of Dreyfus Premier Alpha Growth Fund and holders of Class C shares of Alpha Growth Portfolio received Class C shares of Dreyfus Premier Alpha Growth Fund, in each case in an amount equal to the aggregate net asset value of their investment in Alpha Growth Portfolio at the time of the exchange. On the date of the exchange, Dreyfus Premier Alpha Growth Fund created Class A and R shares. The net asset value of Dreyfus Premier Alpha Growth Fund’s shares on the close of business April 30, 2004, after the reorganization, was $17.03 per share for Class B shares, $17.06 per share for Class C shares and $17.62 per share for Class T shares, and a total of 1,747,282 Class B shares, 1,942,735 Class C shares and 5,815,598 Class T shares, representing net assets of $29,751,024 Class B shares, $33,145,934 Class C shares and $102,461,557 Class T shares (including

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$1,644,040 net unrealized depreciation on investments) were issued to Alpha Growth Portfolio’s shareholders in the exchange.The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

20

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is avail-able.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Global Securities Lending, an affiliate of Dreyfus, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

22

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund paid no distributions to shareholders during the fiscal year ended March 31, 2004.The tax character of current year distributions will be determined at the end of the current fiscal year

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended September 30, 2004 was approximately $4,262, with a related weighted average annualized interest rate of 1.58% .

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C and T shares for the two-year period ending May 1, 2006, so that the expenses of each such class, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.90% of the value of Class B and Class C shares average daily net assets and 1.40% of the value of Class T shares average daily net assets.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $19,725 during the period ended September 30, 2004.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25 of 1% of the value of the fund’s average daily net assets.

BSFM served as administrator to Alpha Growth Portfolio pursuant to an Administration Agreement.The Administrator received from Alpha Growth Portfolio a monthly fee equal to an annual rate of 0.15% of the average daily net assets up to $1 billion, 0.12% of the next $1 billion, 0.10% of the next $3 billion and 0.08% of the average daily net assets above $5 billion. Administration fee amounted to $21,701 for the period ended April 30, 2004.This agreement was terminated as of the close of business on April 30, 2004, due to the reorganization.

During the period ended September 30, 2004, the Distributor retained $16,990 and $8,513 from commissions earned on sales of the fund’s Class A and Class T shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of their average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2004, Class B, Class C and Class T shares were charged $114,679, $137,687 and $136,461, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2004, Class A, Class B, Class C

24

and Class T shares were charged $5,594, $38,226, $45,896 and $136,461, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2004, the fund was charged $79,654 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2004, the fund was charged $12,249 pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $119,250, Rule 12b-1 distribution plan fees $66,014, shareholder services plan fees $39,749, custodian fees $3,614 and transfer agency per account fees $22,200.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2004, amounted to $36,607,682 and $3,641,731, respectively.

At September 30, 2004, accumulated net unrealized appreciation on investments was $10,604,532, consisting of $24,411,573 gross unrealized appreciation and $13,807,041 gross unrealized depreciation.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

26

NOTES

For More	Information

Dreyfus Premier	Custodian
Alpha Growth Fund	Mellon Bank, N.A.
200 Park Avenue	One Mellon Bank Center
New York, NY 10166	Pittsburgh, PA 15258
Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Sub-Investment Adviser	New York, NY 10166
Bear Stearns Asset	Distributor
Management Inc.	Dreyfus Service Corporation
383 Madison Avenue	200 Park Avenue
New York, NY 10179	New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

®

© 2004 Dreyfus Service Corporation 6031SA0904

Dreyfus Premier Intrinsic Value Fund

SEMIANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier

Intrinsic Value Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier Intrinsic Value Fund covers the six-month period from April 1, 2004, through September 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with portfolio managers James G. McCluskey, CFA, and Jeffrey Simon, of Bear Stearns Asset Management Inc., the fund’s sub-investment adviser.

Amid mixed signals from the U.S. economy, the major stock-market indices generally ended the reporting period little changed from where they began. The positive effects of better business conditions apparently were largely offset by uncertainty related to the insurgency in Iraq, higher energy prices and some disappointing labor statistics. Also, during the reporting period, the Federal Reserve Board raised short-term rates three times in what many analysts believe is the beginning of a series of increases.

For many investors, the move to a less accommodative monetary policy marks the start of a new phase in the economic cycle.At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

The Dreyfus Corporation October 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

James G. McCluskey, CFA, and Jeffrey Simon, Portfolio Managers Bear Stearns Asset Management Inc., Sub-Investment Adviser

How did Dreyfus Premier Intrinsic Value Fund perform relative to its benchmark?

For the six-month period ended September 30, 2004, the fund produced total returns of 0.71% for Class A shares, 0.32% for Class B shares, 0.22% for Class C shares, 0.73% for Class R shares and 0.52% for Class T shares.1,2 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of –0.18% .3

Stock prices remained relatively unchanged over the reporting period as investors became increasingly concerned about the sustainability of the economic recovery in an environment of rising interest rates, higher energy prices and ongoing geopolitical instability. The fund produced higher returns than the S&P 500 Index, primarily due to its focus on fundamentally sound, attractively valued large-cap companies and strong returns from the energy, health care and consumer staples sectors.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations, at the time of purchase, of more than $10 billion that the portfolio managers identify as value securities.

The portfolio managers use a “value approach” to investing. The portfolio managers look for equity securities that have relatively low price-to-earnings ratios or lower-than-average price-to-cash-flow ratios and low price-to-book ratios.The portfolio managers may consider factors such as a company’s earnings growth, dividend pay-out ratios, return on equity, stock price volatility relative to the market, new management and upcoming corporate restructuring, the general business cycle, the company’s position within a specific industry and the company’s responsiveness to changing conditions.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

Although we choose investments based on our analysis of individual companies, and not according to broader economic or market trends, it is worth noting that the fund benefited during the reporting period from a shift in investor sentiment away from more-speculative, small-cap companies and toward larger, better established businesses.This shift occurred in response to mounting concerns that the U.S. economic recovery might not be as robust as many investors previously believed. In addition, investors generally adopted a more cautious investment posture in reaction to higher short-term interest rates, record highs for energy prices and the insurgency in Iraq.

In this lackluster market environment, our disciplined, bottom-up investment process identified a number of companies that helped the fund produce above-average returns. In the energy area, rising oil and gas prices helped support higher earnings for major oil and gas producers such as ConocoPhillips, ChevronTexaco and Anadarko Petroleum. Pharmaceutical giant Johnson & Johnson drove the fund’s returns in the health care area as investors increasingly recognized that the company’s stock was selling at an attractive price relative to its earnings. In addition, the fund avoided a sharp decline in drug manufacturer Merck & Co. by eliminating its position in advance of the company’s recall of arthritis drug Vioxx. Among consumer discretionary holdings, retailers Limited Brands and Home Depot contributed positively to performance as their stocks recovered after the resolution of temporary, company-specific problems.

On the other hand, the materials and utilities sectors held back the fund’s overall returns during the reporting period. Although the basic materials companies represented in the S&P 500 Index performed relatively well during the reporting period, the fund’s materials component was hurt by its investment in International Paper. Similarly, the fund held no stocks in the utilities sector, which fared relatively well. Utilities were avoided, as permitted returns on invested capital are limited in this highly regulated sector.

4

What is the fund’s current strategy?

As of the end of the reporting period, our security selection process has identified a number of opportunities in the information technology sector, leading to an overweight position in an area that has been relatively weak so far in 2004. In addition, we have found attractive values among media companies, retailers and health care companies.

In our judgment, the overall stock market ended the reporting period neither overvalued nor undervalued. Instead, we are finding value-oriented opportunities in individual, high-quality large-capitalization companies that we believe have been mispriced in the current market environment or are trading at significant discounts to their historical averages. For example, among the fund’s holdings are several stocks —including Johnson & Johnson, Microsoft and General Electric — that traditionally have been considered growth stocks, but are trading at below-average valuations. In our view, these are prudent strategies in today’s uncertain market environment.

October 15, 2004
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation, which has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T for the two-year period ending May 1, 2006, at which time it may be extended, terminated or modified.
Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.The fund offers A, B, C, R and T shares, which are subject to different sales charges and distribution and servicing fees. Performance for each share class includes returns for the predecessor fund, and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.
[3]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND ’ S	EXPENSES	(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Intrinsic Value Fund from April 1, 2004 to September 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2004
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.99	$ 9.84	$ 9.74	$ 4.48	$ 7.24
Ending value (after expenses)	$1,019.70	$1,003.20	$1,002.20	$1,007.30	$1,005.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2004

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 6.98	$ 9.90	$ 9.80	$ 4.51	$ 7.28
Ending value (after expenses)	$1,018.15	$1,015.24	$1,015.34	$1,020.61	$1,017.85

†	For Class B, Class C, Class R and Class T shares and from May 1, 2004 (commencement of initial offering) to
September 31, 2004 for Class A shares.
††	Expenses are equal to the fund's annualized expense ratio of 1.38% for Class A, 1.96% for Class B, 1.94% for
Class C, .89% for Class R and 1.44% for Class T; multiplied by the average account value over the period, multiplied by 153/365 for Class A shares and 183/365 for Class B, for Class C, Class R and Class T shares (to reflect the actual days since inception for Class A shares and the one-half-year period for Class B, Class C, Class R and Class T.

6

STATEMENT OF INVESTMENTS
September 30, 2004 (Unaudited)

Common Stocks—97.2%	Shares		Value ($)

Consumer Discretionary—17.0%
Comcast, Cl. A	129,900	[a]	3,668,376
Fox Entertainment Group, Cl. A	77,000	[a]	2,135,980
Home Depot	155,600		6,099,520
Interpublic Group of Companies	243,300	[a]	2,576,547
Knight-Ridder	7,900		517,055
Liberty Media, Cl. A	821,443	[a]	7,162,983
Limited Brands	121,100		2,699,319
McDonald’s	7,600		213,028
TJX Cos.	237,300		5,230,092
Time Warner	155,700	[a]	2,512,998
WPP Group, ADR	69,000		3,222,231
			36,038,129
Consumer Staples—3.2%
Altria Group	109,200		5,136,768
General Mills	34,900		1,567,010
			6,703,778
Energy—10.3%
Anadarko Petroleum	23,800		1,579,368
Apache	12,934		648,123
ChevronTexaco	86,312		4,629,776
ConocoPhillips	62,100		5,144,985
Exxon Mobil	180,200		8,709,066
Sunoco	14,400		1,065,312
			21,776,630
Financials—23.5%
AFLAC	27,800		1,090,038
American Express	97,400		5,012,204
American International Group	92,200		6,268,678
Comerica	15,600		925,860
JPMorgan Chase	138,500		5,502,605
MBIA	18,000		1,047,780
Marsh & McLennan Cos.	127,400		5,829,824
Morgan Stanley	106,800		5,265,240
National City	73,200		2,826,984
St. Paul Travelers Cos.	111,073		3,672,073
Torchmark	22,600		1,201,868
U.S. Bancorp	165,700		4,788,730

The Fund 7

STATEMENT	OF	INVESTMENTS	(Unaudited)	(continued)

Common Stocks (continued)	Shares	Value ($)

Financials (continued)
Washington Mutual	27,000	1,055,160
Wells Fargo & Co.	90,200	5,378,626
		49,865,670
Financial Services—9.0%
Bank Of America	206,892	8,964,630
Citigroup	228,433	10,078,464
		19,043,094
Health Care—8.3%
Abbott Laboratories	38,300	1,622,388
HCA	128,500	4,902,275
Johnson & Johnson	118,500	6,675,105
Pfizer	141,400	4,326,840
		17,526,608
Industrials—9.6%
Dover	5,500	213,785
Dun & Bradstreet	18,500 [a]	1,085,950
Emerson Electric	7,300	451,797
General Dynamics	18,200	1,858,220
General Electric	253,400	8,509,172
Pitney Bowes	38,600	1,702,260
Tyco International	63,800	1,956,108
United Technologies	50,000	4,669,000
		20,446,292
Information Technology—11.3%
Electronic Data Systems	231,900	4,496,541
First Data	60,800	2,644,800
Hewlett-Packard	231,800	4,346,250
Intel	129,900	2,605,794
International Business Machines	36,000	3,086,640
Microsoft	173,800	4,805,570
Texas Instruments	92,800	1,974,784
		23,960,379
Material—2.0%
International Paper	106,200	4,291,542

8

Common Stocks (continued)		Shares	Value ($)

Telecommunication Services—3.0%
BellSouth		133,000	3,606,960
Sprint		34,300	690,459
Verizon Communications		53,000	2,087,140
			6,384,559
Total Common Stocks
(cost $185,010,578)			206,036,681

		Principal
Other Investments—2.5%		Amount ($)	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
1.68%, 10/01/2004
(cost $5,345,000)		5,345,000 [b]	5,345,000

Total Investments (cost $190,355,578)		99.7%	211,381,681
Cash and Receivables (Net)		.3%	520,195
Net Assets		100.0%	211,901,876
[a] Non-income producing.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited)†
	Value (%)		Value (%)

Financials	23.5	Health Care	8.3
Consumer Discretionary	17.0	Consumer Staples	3.2
Information Technology	11.3	Telecommunications Services	3.0
Energy	10.3	Short-Term Investments	2.5
Industrials	9.6	Material	2.0
Financial Services	9.0		99.7

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers			185,010,578		206,036,681
Affiliated issuers				5,345,000	5,345,000
Cash					95,227
Receivable for investment securities sold					1,492,737
Receivable for shares of Beneficial Interest subscribed					279,850
Dividends and interest receivable					196,398
Prepaid and other expenses					13,842
					213,459,735

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					218,820
Payable for investment securities purchased					1,051,908
Payable for shares of Beneficial Interest redeemed					215,389
Accrued expenses					71,742
					1,557,859

Net Assets ($)					211,901,876

Composition of Net Assets ($):
Paid-in capital					187,333,326
Accumulated investment income—net					703,221
Accumulated net realized gain (loss) on investments					2,839,226
Accumulated net unrealized appreciation
(depreciation) on investments					21,026,103

Net Assets ($)					211,901,876

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	5,560,828	31,041,262	25,784,402	103,164,710	46,350,674
Shares Outstanding	262,233	1,500,936	1,240,823	4,801,910	2,189,487

Net Asset Value
Per Share ($)	21.21	20.68	20.78	21.48	21.17

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2004 (Unaudited)

Investment Income ($):
Income
Cash dividends:
Unaffiliated issuers	1,888,972
Affiliated issuers	35,164
Interest	48,277
Income on securities lending	194
Total Income	1,972,607
Expenses:
Investment advisory fee—Note 3(a)	707,367
Distribution fees—Note 3(b)	281,474
Shareholder servicing costs—Note 3(c)	178,849
Registration fees	24,209
Prospectus and shareholders’ reports	22,010
Professional fees	20,675
Administration fees—3(a)	14,207
Custodian fees—3(c)	14,540
Trustees’ fees and expenses—Note 3(d)	9,697
Interest expense—Note 2	84
Miscellaneous	16,701
Total Expenses	1,289,813
Less—reduction in investment advisory fee
due to undertaking—Note 3(a)	(22,945)
Net Expenses	1,266,868
Investment Income—Net	705,739

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,700,888
Net unrealized appreciation (depreciation) on investments	4,967,885
Net Realized and Unrealized Gain (Loss) on Investments	8,668,773
Net Increase in Net Assets Resulting from Operations	9,374,512

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited)[a]	March 31, 2004 [b]

Operations ($):
Investment income—net	705,739	511,128
Net realized gain (loss) on investments	3,700,888	2,295,339
Net unrealized appreciation
(depreciation) on investments	4,967,885	26,788,726
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,374,512	29,595,193

Dividends to Shareholders from ($):
Investment income—net:
Class B shares	(38,721)	(211,744)
Class C shares	(39,693)	(29,005)
Class R shares	(153,494)	(39,765)
Class T shares	(128,238)	(241,119)
Net realized gain on investments:
Class B shares	(14,133)	—
Class C shares	(14,488)	—
Class R shares	(24,900)	—
Class T shares	(28,804)	—
Total Dividends	(442,471)	(521,633)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	5,527,506	—
Class B shares	1,725,059	6,871,491
Class C shares	1,506,408	9,104,627
Class R shares	75,672,017	7,206,002
Class T shares	3,720,750	22,161,212
Net assets received in connection
with reorganization—Note 1:
Class B shares	11,484,393	—
Class C shares	6,716,277	—
Class R shares	375,577	—
Class T shares	17,645,705	—
Dividends reinvested:
Class B shares	46,731	25,643
Class C shares	48,022	35,547
Class R shares	170,256	233,179
Class T shares	125,988	162,794

12

	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited)[a]	March 31, 2004 [b]

Beneficial Interest Transactions ($) (continued):
Cost of shares redeemed:
Class A shares	(15,102)	—
Class B shares	(2,976,259)	(2,289,984)
Class C shares	(3,803,305)	(4,542,192)
Class R shares	(8,246,136)	(10,085,932)
Class T shares	(16,427,098)	(8,560,095)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	93,296,789	20,322,292
Total Increase (Decrease) in Net Assets	102,228,830	49,395,852

Net Assets ($):
Beginning of Period	109,673,046	60,277,194
End of Period	211,901,876	109,673,046
Undistributed investment income—net	703,221	357,628

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited)[a]	March 31, 2004 [b]

Capital Share Transactions:
Class A
Shares sold	262,956	—
Shares redeemed	(723)	—
Net Increase (Decrease) in Shares Outstanding	262,233	—

Class B
Shares sold	115,420	365,467
Shares issued in connection
with reorganization—Note 1	564,344	—
Shares issued for dividends reinvested	2,287	1,335
Shares redeemed	(148,393)	(123,112)
Net Increase (Decrease) in Shares Outstanding	533,658	243,690

Class C
Shares sold	72,193	491,633
Shares issued in connection
with reorganization—Note 1	327,943	—
Shares issued for dividends reinvested	2,337	1,840
Shares redeemed	(187,283)	(230,527)
Net Increase (Decrease) in Shares Outstanding	215,190	262,946

Class R
Shares sold	3,907,605	357,139
Shares issued in connection
with reorganization—Note 1	17,817	—
Shares issued for dividends reinvested	8,050	11,753
Shares redeemed	(396,348)	(502,732)
Net Increase (Decrease) in Shares Outstanding	3,537,124	(133,840)

Class T
Shares sold	177,062	1,188,300
Shares issued in connection
with reorganization—Note 1	848,351	—
Shares issued for dividends reinvested	6,034	8,297
Shares redeemed	(793,448)	(442,336)
Net Increase (Decrease) in Shares Outstanding	237,999	754,261

[a]	The fund commenced offering five classes of shares on close of business on April 30, 2004.The existing shares were redesignated and the fund added Class A shares.
[b]	Represents information for predecessor, Bear Stearns Intrinsic Value Portfolio.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, R and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio (“Intrinsic Value Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commenced operations, all of the assets of the Intrinsic Value Portfolio were transferred to the fund’s Class B, C, R and T shares in a tax-free reorganization.Total return for the periods before the fund commenced operations shows how much an investment in the Intrinsic Value Portfolio would have increased (or decreased) during those periods, assuming all dividends and distributions were reinvested. Total return for the period since the fund commenced operations reflects how much an investment in the fund’s Class A shares would have increased (or decreased), assuming all dividends and distributions were reinvested.

Six Months Ended
September 30, 2004
Class A Shares	(Unaudited) [a]

Per Share Data ($):
Net asset value, beginning of period	20.80
Investment Operations:
Investment income—net [b]	.07
Net realized and unrealized
gain (loss) on investments	.34
Total from Investment Operations	.41
Net asset value, end of period	21.21

Total Return (%) [c]	1.97[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58[d]
Ratio of net expenses to average net assets	.58[d]
Ratio of net investment income
to average net assets	.27[d]
Portfolio Turnover Rate	27.91[d]

Net Assets, end of period ($ X 1,000)	5,561

[a]	From April 30, 2004 (commencement of operations) to September 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class B Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	20.67	14.50	19.65	19.35	16.49	19.51
Investment Operations:
Investment income (loss)—net	.01[a]	—	.05[b]	(.02)[b]	.03[b]	.01[b]
Net realized and unrealized
gain (loss) on investments	.05	6.20	(5.16)	.81	3.78	(.93)
Total from Investment Operations	.06	6.20	(5.11)	.79	3.81	(.92)
Distributions:
Dividends from
investment income—net	(.04)	(.03)	(.04)	—	(.04)	—
Dividends from net realized
gain on investments	(.01)	—	—	(.49)	(.91)	(2.10)
Total Distributions	(.05)	(.03)	(.04)	(.49)	(.95)	(2.10)
Net asset value, end of period	20.68	20.67	14.50	19.65	19.35	16.49

Total Return (%) [c]	.32[d]	42.79	(26.02)	4.17	23.19	(5.41)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[d]	2.32	2.43	2.75	3.50	3.75
Ratio of net expenses
to average net assets	.98[d]	2.00	2.00	2.00	2.00	2.00
Ratio of net investment income
to average net assets	.07[d]	.09	.45	(.07)	.15	.03
Portfolio Turnover Rate	27.91[d]	53.78	52.98	20.60	60.46	55.66

Net Assets, end of period
($ X 1,000)	31,041	19,990	10,489	9,733	3,687	1,379

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

16

	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class C Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	20.79	14.58	19.74	19.43	16.55	19.57
Investment Operations:
Investment income (loss)—net	.01[a]	.01[b]	.06[b]	(.01)[b]	.02[b]	.01[b]
Net realized and unrealized
gain (loss) on investments	.03	6.24	(5.18)	.81	3.80	(.93)
Total from Investment Operations	.04	6.25	(5.12)	.80	3.82	(.92)
Distributions:
Dividends from
investment income—net	(.04)	(.04)	(.04)	—	(.03)	—
Dividends from net realized
gain on investments	(.01)	—	—	(.49)	(.91)	(2.10)
Total Distributions	(.05)	(.04)	(.04)	(.49)	(.94)	(2.10)
Net asset value, end of period	20.78	20.79	14.58	19.74	19.43	16.55

Total Return (%) [c]	.22[d]	42.86	(25.95)	4.20	23.16	(5.39)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[d]	2.32	2.43	2.75	3.50	3.75
Ratio of net expenses
to average net assets	.97[d]	2.00	2.00	2.00	2.00	2.00
Ratio of net investment income
to average net assets	.07[d]	.09	.44	.02	.11	.03
Portfolio Turnover Rate	27.91[d]	53.78	52.98	20.60	60.46	55.66

Net Assets, end of period
($ X 1,000)	25,784	21,324	11,123	13,528	5,675	3,359

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

				The Fund		17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class R Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	21.43	14.97	20.17	19.67	16.73	19.78
Investment Operations:
Investment income—net	.14[a]	.16[b]	.22[b]	.11[b]	.26[b]	.22[b]
Net realized and unrealized
gain (loss) on investments	.01	6.47	(5.23)	.91	3.80	(.97)
Total from Investment Operations	.15	6.63	(5.01)	1.02	4.06	(.75)
Distributions:
Dividends from
investment income—net	(.09)	(.17)	(.19)	(.03)	(.21)	(.20)
Dividends from net realized
gain on investments	(.01)	—	—	(.49)	(.91)	(2.10)
Total Distributions	(.10)	(.17)	(.19)	(.52)	(1.12)	(2.30)
Net asset value, end of period	21.48	21.43	14.97	20.17	19.67	16.73

Total Return (%)	.73[c]	44.41	(24.92)	5.28	24.38	(4.51)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46[c]	1.32	1.43	1.75	2.50	2.77
Ratio of net expenses
to average net assets	.45[c]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.61[c]	1.09	1.44	.92	1.65	.98
Portfolio Turnover Rate	27.91[c]	53.78	52.98	20.60	60.46	55.66

Net Assets, end of period
($ X 1,000)	103,165	27,109	20,931	22,341	7,038	3,438

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Not annualized.
See notes to financial statements.

18

	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class T Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	21.14	14.81	20.04	19.63	16.71	19.74
Investment Operations:
Investment income—net	.07[a]	.09[b]	.14[b]	.04[b]	.11[b]	.11[b]
Net realized and unrealized
gain (loss) on investments	.03	6.35	(5.26)	.87	3.85	(.94)
Total from Investment Operations	.10	6.44	(5.12)	.91	3.96	(.83)
Distributions:
Dividends from
investment income—net	(.06)	(.11)	(.11)	(.01)	(.13)	(.10)
Dividends from net realized
gain on investments	(.01)	—	—	(.49)	(.91)	(2.10)
Total Distributions	(.07)	(.11)	(.11)	(.50)	(1.04)	(2.20)
Net asset value, end of period	21.17	21.14	14.81	20.04	19.63	16.71

Total Return (%) [c]	.52[d]	43.53	(25.60)	4.72	23.79	(4.91)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74[d]	1.82	1.93	2.25	3.00	3.28
Ratio of net expenses
to average net assets	.72[d]	1.50	1.50	1.50	1.50	1.50
Ratio of net investment income
to average net assets	.33[d]	.59	.93	.38	.72	.56
Portfolio Turnover Rate	27.91[d]	53.78	52.98	20.60	60.46	55.66

Net Assets, end of period
($ X 1,000)	46,351	41,250	17,734	20,953	11,983	7,950

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Intrinsic Value Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund. The fund’s investment objective seeks capital appreciation. The Dreyfus Corporation (“Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

On April 8, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board, all of the assets, subject to the liabilities, of Intrinsic Value Portfolio, a series of The Bear Stearns Funds, were transferred to Dreyfus Premier Intrinsic Value Fund in exchange for shares of beneficial interest of Dreyfus Premier Intrinsic Value Fund’s Class B, Class C, Class R and Class T shares of equal value on the close of business on April 30, 2004. Holders of Class A shares of Intrinsic Value Portfolio received Class T shares of Dreyfus Premier Intrinsic Value Fund, holders of Class B shares of Intrinsic Value Portfolio received Class B shares of Dreyfus Premier Intrinsic Value Fund, holders of Class C shares of Intrinsic Value Portfolio received Class C shares of Dreyfus Premier Intrinsic Value Fund and holders of Class Y shares of Intrinsic Value Portfolio received Class R shares of Dreyfus Premier Intrinsic Value Fund,in each case in an amount equal to the aggregate net asset value of their investment in Intrinsic Value Portfolio at the time of the exchange. On the date of the exchange, Dreyfus Premier Intrinsic Value Fund created Class A. The net asset value of Dreyfus Premier Intrinsic Value Fund’s shares on the close of business on April 30, 2004, after the reorganization, was $20.35 per share for Class B shares, $20.48 per share for Class C shares, $21.08 per share for Class R shares and $20.80 per share for Class T shares, and a total of 970,708 Class B shares, 993,706 Class C shares, 1,724,966 Class R shares and 1,979,347 Class T shares, representing net assets of $19,757,674 Class B shares, $20,349,422

20

Class C shares, $36,360,624 Class R shares and $41,177,476 Class T shares (including $13,088,365 net unrealized appreciation on investments) were issued to Intrinsic Value Portfolio’s shareholders in the exchange.The exchange was a tax-free event to shareholders.

On April 8,2004,pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board, all of the assets, subject to the liabilities, of Bear Stearns Insiders Select Fund “Insiders Select Fund”, a series of The Bear Stearns Funds, were transferred to Dreyfus Premier Intrinsic Value Fund in exchange for shares of beneficial interest of Dreyfus Premier Intrinsic Value Fund’s Class B, Class C, Class R and Class T shares of equal value on the close of business on April 30, 2004. Holders of Class A shares of Insiders Select Fund received Class T shares of Dreyfus Premier Intrinsic Value Fund, holders of Class B shares of Insiders Select Fund received Class B shares of Dreyfus Premier Intrinsic Value Fund, holders of Class C shares of Insiders Select Fund received Class C shares of Dreyfus Premier Intrinsic Value Fund and holders of Class Y shares of Insiders Select Fund received Class R shares of Dreyfus Premier Intrinsic Value Fund,in each case in an amount equal to the aggregate net asset value of their investment in Insiders Select Fund at the time of the exchange.The net asset value of Dreyfus Premier Intrinsic Value Fund’s shares on the close of business on April 30, 2004, after the reorganization, was $20.35 per share for Class B shares, $20.48 per share for Class C shares, $21.08 per share for Class R shares and $20.80 per share for Class T shares, and a total of 564,344 Class B shares, 327,943 Class C shares, 17,817 Class R shares and 848,351 Class T shares, representing net assets of $11,484,393 Class B shares, $6,716,277 Class C shares, $375,577 Class R shares and $17,645,705 Class T shares (including $7,524,300 net unrealized appreciation on investments) were issued to Insiders Select Fund’s shareholders in the exchange. The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A,

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valu-

22

ation purposes. Bid price is used when no asked price is available.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Global Securities Lending, an affiliate of Dreyfus, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2004 was as follows: ordinary income $521,633. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

24

The average daily amount of borrowings outstanding under the line of credit during the period ended September 30, 2004 was approximately $8,200,with a related weighted average annualized interest rate of 2.05% .

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-year period ending May 1, 2006, so that the expenses of each such class, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $22,945 during the period ended September 30, 2004.

BSFM served as administrator to Intrinsic Value Portfolio pursuant to an Administration Agreement. The Administrator received from Intrinsic Value Portfolio a monthly fee equal to an annual rate of 0.15% of the average daily net assets up to $1 billion, 0.12% of the next $1 billion, 0.10% of the next $3 billion and 0.08% of the average daily net assets above $5 billion.Administration fee amounted to $14,207 for the period ended April 30, 2004.This agreement was terminated as of the close of business on April 30, 2004, due to the reorganization.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25 of 1% of the value of the fund’s average daily net assets.

During the period ended September 30, 2004, the Distributor retained $34,311 and $7,303 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $34,316 and $5,100 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of their average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2004, Class B, Class C and Class T shares were charged $114,364, $99,102 and $68,008, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2004, Class A, Class B, Class C and Class T shares were charged $3,766, $32,642, $27,255 and $50,883, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer,Inc.,a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2004, the fund was charged $9,500 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2004, the fund was charged $12,846 pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $130,491, Rule 12b-1 distribution plan fees $44,819, shareholder

26

services plan fees $22,513, custodian fees $11,497 and transfer agency per account fees $9,500.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and securities received from reorganization with Insider Select Portfolio of $31,200,338, during the period ended September 30, 2004, amounted to $115,417,060 and $49,762,835, respectively.

At September 30, 2004, accumulated net unrealized appreciation on investments was $21,026,103, consisting of $24,195,029 gross unrealized appreciation and $3,168,926 gross unrealized depreciation.

At September 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

28

For More	Information

Dreyfus Premier	Custodian
Intrinsic Value Fund	Mellon Bank, N.A.
200 Park Avenue	One Mellon Bank Center
New York, NY 10166	Pittsburgh, PA 15258
Investment Advisor	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Sub-Investment Advisor	New York, NY 10166
Bear Stearns Asset	Distributor
Management Inc.	Dreyfus Service Corporation
383 Madison Avenue	200 Park Avenue
New York, NY 10179	New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

®

© 2004 Dreyfus Service Corporation 6026SA0904

Dreyfus Premier S&P STARS Fund

SEMIANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
S&P STARS Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier S&P STARS Fund covers the six-month period from April 1, 2004, through September 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Robert S. Natale, CFA, of Bear Stearns Asset Management Inc., the fund’s sub-investment adviser and investment adviser to the predecessor fund.

Amid mixed signals from the U.S. economy, the major stock-market indices generally ended the reporting period little changed from where they began. The positive effects of better business conditions apparently were largely offset by uncertainty related to the insurgency in Iraq, higher energy prices and some disappointing labor statistics. Also, during the reporting period, the Federal Reserve Board raised short-term rates three times in what many analysts believe is the beginning of a series of increases.

For many investors, the move to a less accommodative monetary policy marks the start of a new phase in the economic cycle.At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

The Dreyfus Corporation October 15, 2004
2

DISCUSSION OF FUND PERFORMANCE

Robert S. Natale, CFA, Portfolio Manager

How did Dreyfus Premier S&P STARS Fund perform relative to its benchmark?

For the six-month period ended September 30, 2004, the fund produced total returns of –1.15% for Class A shares, –1.55% for Class B shares, –1.51% for Class C shares, –0.98% for Class R shares and –1.28% for Class T shares.1 This compares with the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of –0.18% for the same period.2,3

We attribute these results primarily to a challenging environment for equities driven by mounting political and economic uncertainties, including concerns regarding the impact of rising oil prices on U.S. economic growth, difficulties encountered by the United States and its allies in Iraq, and questions related to upcoming presidential elections. As a result, equity prices trended marginally lower during the reporting period. Disappointments among its technology and industrial holdings caused the fund’s returns to underperform the benchmark.

What is the fund’s investment approach?

The fund seeks to provide investment results that exceed the total return of the S&P 500 Index.To pursue this goal, the fund normally invests at least 85% of its net assets upon initial purchase in securities that have buy rankings by Standard & Poor’s (S&P) analysts according to the S&P STock Appreciation Ranking System (or STARS).

S&P’s research staff analyzes over 1,300 stocks, and ranks the short- to intermediate-term appreciation potential in one of five categories, from a top rating of 5 STARS (Buy) to a low rating of 1 STARS (Sell). The portfolio manager generally uses STARS to identify common stocks in the highest categories (5 and 4 STARS) for purchase, and in the lowest category (1 and 2 STARS) for occasional short selling. “Short selling” refers to a strategy in which the fund sells a security it has borrowed in anticipation of repurchasing it at a lower price in the future, thereby realizing a gain.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund’s management team independently analyzes the stocks ranked by S&P analysts according to the STARS system and identifies for purchase those highly ranked stocks it believes have the greatest potential to achieve growth at a reasonable price.The team identifies the low-ranked stocks for short sale that it believes are most likely to decline in value. In evaluating stocks, the team examines such factors as market segment, industry, earnings history, price-to-earnings ratio, P/E to growth ratio and management.

What other factors influenced the fund’s performance?

Investments in the industrial and technology sectors were primarily responsible for the fund’s modest underperformance relative to the benchmark.Technology stocks experienced weakness due to challenging supply/demand dynamics.Our semiconductor holdings,especially Vishay Intertechnology, MKS Instruments, Xilinx and Applied Materials, were hurt by inventory corrections which should abate by year end.A variety of other software and service companies, including Sybase, BEA Systems, and CNET Networks further contributed to the fund’s technology losses. Among industrial stocks, poor stock selection within the service segment and the transportation industry hurt the most. Key holdings included America West Holdings, which suffered from deteriorating airline industry conditions and rising oil prices; and Corinthian Colleges, an education provider that declined in the face of regulatory concerns.

On the other hand, relatively strong returns from consumer staples and financial sector holdings enabled the fund to regain much of the lost ground compared to the benchmark. Although both sectors generated relatively weak returns for the benchmark, the fund enhanced performance by maintaining lighter-than-average exposure to both sectors and through strong individual stock selections. Top performing financial sector holdings included money center banks, such as Bank of America; Eaton Vance, an investment services provider; and insurers, such as Ambac Financial Group and Allstate, which bucked a generally negative trend among most insurance stocks. Relatively strong performers in the consumer staples sector included Black & Decker and Constellation Brands. The fund also sold short Interstate Bakeries, which entered

4

bankruptcy during the reporting period, further boosting the fund’s returns.While the fund generated strong gains in a few health care holdings as well, such as Intuitive Surgical and Coventry Health Care, these gains were offset by other relatively weak health care holdings.

What is the fund’s current strategy?

As of the end of the reporting period, the market’s equity risk premium was unusually high, which means that investors were overly discounting prospects for even average equity investment returns, and particularly for growth stocks. Historically, above average returns have often occurred over the ensuing 12 months when the equity risk premium was previously at these levels.We have found what we believe to be attractive valuations among larger-cap stocks in the technology, energy and consumer discretionary sectors, and in the biotechnology and health care equipment areas within the health care sector.

October 15, 2004
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation, which has contractually agreed to waive receipt of its fees and/or assume the expenses of Classes B, C, R and T for the two-year period ending May 1, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	The fund commenced operations after all of the assets of a predecessor mutual fund that was advised by the fund’s current sub-investment adviser were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.The fund offers Class A, B, C and T shares, which are subject to different sales charges and distribution and servicing fees. Performance for each share class includes returns for the predecessor fund and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.

“Standard & Poor’s®,”“S&P STARS,”“S&P®” and “STARS®” are trademarks of Standard and Poor’s and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by S&P and its affiliates.

The Fund 5

UNDERSTANDING YOUR FUND ’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier S&P Stars Fund from April 1, 2004 to September 30, 2004†. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2004 †
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 5.60	$ 10.10	$ 10.10	$ 4.74	$ 6.37
Ending value (after expenses)	$1,038.10	$984.50	$984.90	$990.20	$987.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2004†

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 5.53	$ 10.25	$ 10.25	$ 4.81	$ 6.46
Ending value (after expenses)	$1,015.47	$1,014.89	$1,014.89	$1,020.31	$1,014.55

†	For Class B, Class C, Class R and Class T shares and from May 1, 2004 (commencement of initial offering) to
September 30, 2004 for Class A shares.
††	Expenses are equal to the fund’s annualized expense ratio of 1.31% for Class A, 2.03% for Class B, 2.03% for
Class C, .95% for Class R and 1.53% for Class T; multiplied by the average account value over the period, multiplied by 153/365 for Class A and 183/365 for Class B, Class C, Class R and Class T (to reflect the refund days since inception for Class A shares and the one half-year period for Class B, Class C, Class R and Class T shares).

6

STATEMENT OF INVESTMENTS September 30, 2004 (Unaudited)
Common Stocks—100.6%	Shares		Value ($)

Consumer Discretionary—14.5%
Best Buy	530,000		28,747,200
Black & Decker	350,000		27,104,000
Comcast, Special Cl. A	950,000	[a]	26,524,000
Home Depot	790,000		30,968,000
Liberty Media, Cl. A	2,220,000	[a]	19,358,400
Neiman Marcus Group, Cl. A	480,000		27,600,000
Wendy’s International	800,000		26,880,000
			187,181,600
Consumer Staples—4.5%
Constellation Brands, Cl. A	870,000	[a,b]	33,112,200
Procter & Gamble	470,000		25,436,400
			58,548,600
Energy—11.9%
Apache	660,000		33,072,600
Diamond Offshore Drilling	630,000	[b]	20,783,700
ENSCO International	980,000		32,016,600
Exxon Mobil	810,000		39,147,300
Noble Energy	500,000		29,120,000
			154,140,200
Financial—14.3%
Allstate	620,000		29,753,800
Ambac Financial Group	350,000		27,982,500
Bank of America	730,000		31,630,900
Citigroup	490,000		21,618,800
Eaton Vance	300,000		12,117,000
Lehman Brothers Holdings	360,000		28,699,200
MBNA	1,300,000		32,760,000
			184,562,200
Health Care—18.0%
Alpharma, Cl. A	100,000		1,829,000
Amgen	500,000	[a]	28,340,000
Boston Scientific	400,000	[a]	15,892,000
Coventry Health Care	500,000	[a]	26,685,000
ImClone Systems	210,000	[a,b]	11,098,500
Intuitive Surgical	1,030,000	[a]	25,492,500
Invitrogen	480,000	[a,b]	26,395,200
Johnson & Johnson	190,000		10,702,700

The Fund 7

>

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Health Care (continued)
Millennium Pharmaceuticals	1,080,000	[a]	14,806,800
Pfizer	1,270,000		38,862,000
Teva Pharmaceutical Industries, ADR	990,000		25,690,500
WebMD	870,000	[a,b]	6,055,200
			231,849,400
Industrials—7.5%
Burlington Northern Santa Fe	480,000		18,388,800
Ingersoll-Rand, Cl. A	540,000		36,703,800
Manitowoc	440,000		15,602,400
Tyco International	860,000		26,367,600
			97,062,600
Information Technology—19.9%
Affiliated Computer Services, Cl. A	325,000	[a]	18,092,750
Amdocs	500,000	[a]	10,915,000
Applied Materials	1,350,000	[a]	22,261,500
Bankrate	888,800	[a,b,c]	9,990,112
CNET Networks	4,600,000	[a]	42,090,000
EMC	2,450,000	[a]	28,273,000
Fiserv	680,000	[a]	23,704,800
Microchip Technology	820,000		22,008,800
Motorola	1,550,000		27,962,000
QUALCOMM	740,000		28,889,600
Xilinx	820,000		22,140,000
			256,327,562
Telecommunication Services—5.3%
Nextel Communications, Cl. A	1,200,000	[a]	28,608,000
Nextel Partners, Cl. A	2,380,000	[a]	39,460,400
			68,068,400
Utilities—4.7%
AES	3,400,000	[a]	33,966,000
Constellation Energy Group	670,000		26,692,800
			60,658,800
Total Common Stocks
(cost $1,147,178,449)		1,298,399,362

8

Investment of Cash Collateral
for Securities Loaned—.6%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $7,951,784)		7,951,784 [d]	7,951,784

Total Investments (cost $1,155,130,233)		101.2%	1,306,351,146

Liabilities, Less Cash and Receivables		(1.2%)	(14,940,721)

Net Assets		100.0%	1,291,410,425

ADR—American Depository Receipt.
[a] Non-income producing.
[b]	All or a portion of these securities are on loan.At September 30, 2004, the total market value of the fund’s securities
	on loan is $7,532,863 and the total market value of the collateral held by the fund is $7,951,784.
[c]	Investments in non-controlled affiliates (cost $11,035,236)—see note 1c.
[d]	Investment in affiliated money market mutual fund.
See notes to financial statements.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Information Technology	19.9	Industrials	7.5
Health Care	18.0	Telecommunication Services	5.3
Consumer Discretionary	14.5	Other	9.8
Financial	14.3
Energy	11.9		101.2

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $7,532,863)—Note 1(b):
Unauffiliated issuers			1,136,143,213 1,288,409,250
Affiliated issuers				18,987,020	17,941,896
Receivable for investment securities sold					32,542,936
Dividends and interest receivable					714,469
Receivable for shares of Beneficial Interest subscribed					119,467
Prepaid and other expenses					135,296
				1,339,863,314

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					1,804,949
Cash overdraft due to Custodian					519,031
Payable for investment securities purchased					21,300,430
Bank loan payable					13,700,000
Liability for securities on loan—Note 1(b)					7,951,784
Payable for shares of Beneficial Interest redeemed					2,351,142
Payable for license fee					492,979
Interest payable					11,730
Accrued expenses					320,844
					48,452,889

Net Assets ($)				1,291,410,425

Composition of Net Assets ($):
Paid-in capital				2,151,737,078
Accumulated investment (loss)—net					(4,211,069)
Accumulated net realized gain (loss) on investments				(1,007,336,497)
Accumulated net unrealized appreciation
(depreciation) on investments					151,220,913

Net Assets ($)				1,291,410,425

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	655,116	376,658,537 263,990,117 152,953,012			497,153,643
Shares Outstanding	28,330	16,940,985	11,881,690	6,341,041	21,517,045

Net Asset Value
Per Share ($)	23.12	22.23	22.22	24.12	23.11

See notes to financial statements. 10

STATEMENT OF OPERATIONS Six Months Ended September 30, 2004 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $8,010 foreign taxes withheld at source):
Unaffiliated issuers	7,181,223
Affiliated issuers	29,340
Interest	179,785
Income on securities lending	13,611
Total Income	7,403,959
Expenses:
Investment advisory fee—Note 3(a)	4,823,884
Distribution fees—Note 3(b)	3,188,032
Shareholder servicing costs—Note 3(c)	2,509,962
License fee—Note 3(a)	811,608
Dividends on securities sold short	170,100
Administration fee—Note 3(a)	168,948
Prospectus and shareholders’ reports	145,003
Custodian fees—Note 3(c)	61,977
Professional fees	39,294
Interest expense—Note 2	16,832
Trustees’ fees and expenses—Note 3(d)	13,201
Registration fees	11,154
Miscellaneous	105,987
Total Expenses	12,065,982
Less—reduction in investment advisory fee due to
undertaking—Note 3(a)	(450,954)
Net Expenses	11,615,028
Investment (Loss)—Net	(4,211,069)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	10,450,909
Affiliated issuers	(10,004,640)
Short sale transactions	(406,567)
Net Realized Gain (Loss)	39,702
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(18,690,434)
Affiliated issuers	142,174
Net Unrealized Appreciation (Depreciation) on Investments	(18,548,260)
Net Realized and Unrealized Gain (Loss) on Investments	(18,508,558)
Net (Decrease) in Net Assets Resulting from Operations	(22,719,627)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited)[a]	March 31, 2004 [b]

Operations ($):
Investment (loss)—net	(4,211,069)	(13,454,047)
Net realized gain (loss) on investments	39,702	36,842,368
Net unrealized appreciation
(depreciation) on investments	(18,548,260)	506,580,771
Net Increase (Decrease) in Net Assets
Resulting from Operations	(22,719,627)	529,969,092

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	723,485	—
Class B shares	4,458,800	21,589,177
Class C shares	4,321,847	19,829,027
Class R shares	6,325,830	39,881,031
Class T shares	13,030,115	42,295,179
Cost of shares redeemed:
Class A shares	(81,195)	—
Class B shares	(41,536,674)	(71,379,887)
Class C shares	(40,419,478)	(80,634,055)
Class R shares	(22,549,891)	(30,542,917)
Class T shares	(87,579,873)	(164,470,578)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(163,307,034)	(223,433,023)
Total Increase (Decrease) in Net Assets	(186,026,661)	306,536,069

Net Assets ($):
Beginning of Period	1,477,437,086	1,170,901,017
End of Period	1,291,410,425	1,477,437,086

12

	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited)[a]	March 31, 2004 [b]

Capital Share Transactions:
Class A
Shares sold	31,840	—
Shares redeemed	(3,510)	—
Net Increase (Decrease) in Shares Outstanding	28,330	—

Class B
Shares sold	201,292	1,105,451
Shares redeemed	(1,893,905)	(3,578,297)
Net Increase (Decrease) in Shares Outstanding	(1,692,613)	(2,472,846)

Class C
Shares sold	196,062	1,008,420
Shares redeemed	(1,840,629)	(4,032,071)
Net Increase (Decrease) in Shares Outstanding	(1,644,567)	(3,023,651)

Class R
Shares sold	263,819	1,794,154
Shares redeemed	(943,750)	(1,446,600)
Net Increase (Decrease) in Shares Outstanding	(679,931)	347,554

Class T
Shares sold	561,941	2,125,429
Shares redeemed	(3,849,181)	(7,993,517)
Net Increase (Decrease) in Shares Outstanding	(3,287,240)	(5,868,088)

[a]	The fund commenced offering five classes of shares on close of business April 30, 2004.The existing shares were redesignated and the fund added Class A shares.
[b]	Represents information for predecessor, Bear Stearns S&P STARS Portfolio.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, R and T shares represents the financial highlights of the fund’s pre-decessor,S&P STARS Portfolio,before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commened operations, substantially all of the assets of the S&P STARS Portfolio were transferred to the fund’s Class B, C, R and T shares in a tax-free reorganization.Total return for the periods before the fund commenced operations shows how much an investment in the S&P STARS Portfolio would have increased (or decreased) during those periods, assuming all dividends and distributions were reinvested.Total return for the period since the fund commenced operations reflects how much an investment in the fund’s Class A shares would have increased (or decreased), assuming all dividends and distributions were reinvested.

Six Months Ended
September 30, 2004
Class A Shares	(Unaudited) [a]

Per Share Data ($):
Net asset value, beginning of period	22.28
Investment Operations:
Investment (loss)—net [b]	(.03)
Net realized and unrealized
gain (loss) on investments	.87
Total from Investment Operations	.84
Distributions:
Dividends from net realized gain on investments	—
Total Distributions	—
Net asset value, end of period	23.12

Total Return (%) [c]	3.81[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[d]
Ratio of net expenses to average net assets	.55[d]
Ratio of net investment (loss)
to average net assets	(.14)[d]
Portfolio Turnover Rate	71.77[d]

Net Assets, end of period ($ X 1,000)	655

[a]	From April 30, 2004 (commencement of operations) to September 30, 2004.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

14

	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class B Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	22.58	15.32	24.46	27.26	35.83	24.11
Investment Operations:
Investment (loss)—net	(.10)[a]	(.27)[b]	(.29)[b]	(.41)[b]	(.37)[b]	(.27)[b]
Net realized and unrealized
gain (loss) on investments	(.25)	7.53	(8.85)	(2.39)	(7.72)	12.28
Total from Investment Operations	(.35)	7.26	(9.14)	(2.80)	(8.09)	12.01
Distributions:
Dividends from net realized
gain on investments	—	—	—	—	(.48)	(.29)
Total Distributions	—	—	—	—	(.48)	(.29)
Net asset value, end of period	22.23	22.58	15.32	24.46	27.26	35.83

Total Return (%) [c]	(1.55)[d]	47.39	(37.37)	(10.27)	(22.73)	50.13

Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets	1.05[d]	2.20	2.16	2.08	2.10	2.18
Ratio of net expenses to
average net assets	1.01[d]	2.00	2.00	2.00	2.00	2.00
Ratio of net investment (loss)
to average net assets	(.47)[d]	(1.26)	(1.44)	(1.65)	(1.58)	(1.63)
Portfolio Turnover Rate	71.77[d]	127.25	122.29	110.80	42.93	54.67

Net Assets, end of period
($ x 1,000)	376,659	420,694	323,425	672,833	620,784	300,693

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class C Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	22.56	15.31	24.45	27.25	35.82	24.10
Investment Operations:
Investment (loss)—net	(.10)[a]	(.28)[b]	(.31)[b]	(.42)[b]	(.38)[b]	(.30)[b]
Net realized and unrealized
gain (loss) on investments	(.24)	7.53	(8.83)	(2.38)	(7.71)	12.31
Total from Investment Operations	(.34)	7.25	(9.14)	(2.80)	(8.09)	12.01
Distributions:
Dividends from net realized
gain on investments	—	—	—	—	(.48)	(.29)
Total Distributions	—	—	—	—	(.48)	(.29)
Net asset value, end of period	22.22	22.56	15.31	24.45	27.25	35.82

Total Return (%) [c]	(1.51)[d]	47.35	(37.38)	(10.28)	(22.74)	50.15

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[d]	2.20	2.16	2.08	2.10	2.18
Ratio of net expenses to
average net assets	1.01[d]	2.00	2.00	2.00	2.00	2.00
Ratio of net investment (loss)
to average net assets	(.47)[d]	(1.26)	(1.44)	(1.65)	(1.58)	(1.63)
Portfolio Turnover Rate	71.77[d]	127.25	122.29	110.80	42.93	54.67

Net Assets, end of period
($ X 1,000)	263,990	305,176	253,391	568,726	540,150	314,794

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

16

	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class R Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	24.36	16.37	25.82	28.49	37.05	24.68
Investment Operations:
Investment income (loss)—net	.02[a]	(.05)[b]	(.09)[b]	(.16)[b]	(.14)[b]	(.12)[b]
Net realized and unrealized
gain (loss) on investments	(.26)	8.04	(9.36)	(2.51)	(7.94)	12.78
Total from Investment Operations	(.24)	7.99	(9.45)	(2.67)	(8.08)	12.66
Distributions:
Dividends from net realized
gain on investments	—	—	—	—	(.48)	(.29)
Total Distributions	—	—	—	—	(.48)	(.29)
Net asset value, end of period	24.12	24.36	16.37	25.82	28.49	37.05

Total Return (%)	(.98)[c]	48.81	(36.60)	(9.37)	(21.95)	51.61

Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets	.49[c]	1.20	1.16	1.08	1.10	1.18
Ratio of net expenses to
average net assets	.47[c]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
(loss) to average net assets	.07[c]	(.26)	(.43)	(.65)	(.47)	(.56)
Portfolio Turnover Rate	71.77[c]	127.25	122.29	110.80	42.93	54.67

Net Assets, end of period
($ X 1,000)	152,953	171,024	109,212	203,633	176,235	154,015

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	September 30, 2004		Year Ended March 31,

Class T Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	23.40	15.81	25.11	27.85	36.42	24.39
Investment Operations:
Investment (loss)—net	(.05)[a]	(.17)[b]	(.21)[b]	(.30)[b]	(.27)[b]	(.21)[b]
Net realized and unrealized
gain (loss) on investments	(.24)	7.76	(9.09)	(2.44)	(7.82)	12.53
Total from Investment Operations (.29)		7.59	(9.30)	(2.74)	(8.09)	12.32
Distributions:
Dividends from net realized
gain on investments	—	—	—	—	(.48)	(.29)
Total Distributions	—	—	—	—	(.48)	(.29)
Net asset value, end of period	23.11	23.40	15.81	25.11	27.85	36.42

Total Return (%) [c]	(1.28)[d]	48.01	(37.06)	(9.80)	(22.36)	50.82

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79[d]	1.70	1.66	1.58	1.60	1.68
Ratio of net expenses
to average net assets	.76[d]	1.50	1.50	1.50	1.50	1.50
Ratio of net investment (loss)
to average net assets	(.22)[d]	(.76)	(.95)	(1.12)	(1.04)	(1.12)
Portfolio Turnover Rate	71.77[d]	127.25	122.29	110.80	42.93	54.67

Net Assets, end of period
($ X 1,000)	497,154	580,543 484,873 1,151,482 1,173,464				673,550

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on shares outstanding on the first and last day of the respective years, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier S&P STARS Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund.The fund’s investment objective seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index. The Dreyfus Corporation (“Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

On April 8,2004,pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board, all of the assets, subject to the liabilities, of Bear Stearns S&P STARS Portfolio (“S&P STARS Portfolio”), a series of The Bear Stearns Funds, were transferred to Dreyfus Premier S&P STARS Fund in exchange for shares of beneficial interest of Dreyfus Premier S&P STARS Fund’s Class B, Class C, Class R and Class T shares of equal value on the close of business on April 30, 2004. Holders of Class A shares of S&P STARS Portfolio received Class T shares of Dreyfus Premier S&P STARS Fund, holders of Class B shares of S&P STARS Portfolio received Class B shares of Dreyfus Premier S&P STARS Fund, holders of Class C shares of S&P STARS Portfolio received Class C shares of Dreyfus Premier S&P STARS Fund and holders of Class Y shares of S&P STARS Portfolio received Class R shares of Dreyfus Premier S&P STARS Fund, in each case in an amount equal to the aggregate net asset value of their investment in S&P STARS Portfolio at the time of the exchange. On the date of the exchange, Dreyfus Premier S&P STARS Fund created Class A. The net asset value of Dreyfus Premier S&P STARS Fund’s shares on the close of business April 30, 2004, after the reorganization, was $21.49

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

per share for Class B shares, $21.47 per share for Class C shares, $23.21 per share for Class R shares and $22.28 per share for Class T shares , and a total of 18,388,988 Class B shares, 13,308,904 Class C shares, 6,535,970 Class R shares and 24,236,558 Class T shares, representing net assets of $395,161,883 Class B shares, $285,798,687 Class C shares, $151,676,607 Class R shares and $540,107,598 Class T shares (including $65,989,139 net unrealized appreciation on investments) were issued to S&P STARS Portfolio’s shareholders in the exchange.The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions,are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the funds Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The funds have an arrangement with the custodian banks whereby the funds receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Global Securities Lending, an affiliate of Dreyfus, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

Issuers in which the fund held 5% or more of the outstanding voting securities are defined as “affiliated” in the Act.The following summarizes affiliated issuers during the period ended September 30, 2004:

Shares

	Beginning			End of	Dividend	Market
Name of issuer	of Period Purchases		Sales	Period	Income ($)	Value ($)

Bankrate Inc.	130,000	758,000	—	888,800	—	9,990,112
Sportsline.com Inc. †	3,870,000	—	3,870,000	—	—	—
† Not an affiliated issuer at September 30, 2004.

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $970,433,128 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2004. If not applied, $75,578,721 of the carryover expires in fiscal 2009, $224,199,591 expires in fiscal 2010, $545,785,145 expires in fiscal 2011 and $124,869,671 expires in fiscal 2012.

The fund paid no distribution to shareholders during the fiscal year ended March 31, 2004.The tax character of the current year distribution will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $50 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average daily amount of borrowings outstanding under both arrangements during the period ended September 30, 2004 was approximately $1,591,500, with a related weighted average annualized interest rate of 2.11% ..

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .70 of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-year period ending May 1, 2006, so that the expenses of each such class, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $450,954 during the period ended September 30, 2004.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25 of 1% of the value of the fund’s average daily net assets.

BSFM served as administrator to S&P STARS Portfolio pursuant to an Administration Agreement. The Administrator received from S&P STARS Portfolio a monthly fee equal to an annual rate of 0.15% of the average daily net assets up to $1 billion, 0.12% of the next $1 billion, 0.10% of the next $3 billion and 0.08% of the average daily net assets above $5 billion. Administration fee amounted to $168,948 for the period ended April 30, 2004.This agreement was terminated as of the close of business on April 30, 2004, due to the reorganization.

The fund has agreed to pay a license fee at the annual rate of .15 of 1% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

24

During the period ended September 30, 2004, the Distributor retained $962 and $9,732 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $658,928 and $6,099 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of their average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2004, Class B, Class C and Class T shares were charged $1,472,451, $1,051,135 and $664,446, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2004, Class A, Class B, Class C and Class T shares were charged $296, $490,817, $350,378 and $664,446, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2004, the fund was charged $681,471 pursuant to the transfer agency agreement.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2004, the fund was charged $61,977 pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $767,156, Rule 12b-1 distribution plan fees $503,893, shareholder services plan fees $234,984, custodian fees $26,377 and transfer agency per account fees $272,539.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended September 30, 2004:

	Purchases	Sales

Long transactions	974,750,629	1,146,775,150
Short sale transactions	100,964,239	72,860,899
Total	1,075,714,868	1,219,636,049

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily, a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short position.At September 30, 2004, there were no securities sold short outstanding.

At September 30, 2004, accumulated net unrealized appreciation on investments was $151,220,913, consisting of $183,580,497 gross unrealized appreciation and $32,359,584 gross unrealized depreciation.

26

At September 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 27

For More	Information

Dreyfus Premier	Custodian

S&P STARS Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Advisor	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Advisor	New York, NY 10166

Bear Stearns Asset	Distributor

Management Inc.
Dreyfus Service Corporation
383 Madison Avenue
200 Park Avenue
New York, NY 10179
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

®

© 2004 Dreyfus Service Corporation 6016SA0904

Dreyfus Premier S&P STARS Opportunities Fund

SEMIANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Securities Sold Short
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
S&P STARS Opportunities Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier S&P STARS Opportunities Fund covers the six-month period from April 1, 2004, through September 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Fred Kuehndorf.

Amid mixed signals from the U.S. economy, the major stock-market indices generally ended the reporting period little changed from where they began. The positive effects of better business conditions apparently were largely offset by uncertainty related to the insurgency in Iraq, higher energy prices and some disappointing labor statistics. Also, during the reporting period, the Federal Reserve Board raised short-term rates three times in what many analysts believe is the beginning of a series of increases.

For many investors, the move to a less accommodative monetary policy marks the start of a new phase in the economic cycle.At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

The Dreyfus Corporation October 15, 2004
2

DISCUSSION OF FUND PERFORMANCE

Fred Kuehndorf, Portfolio Manager

How did Dreyfus Premier S&P STARS Opportunities Fund perform relative to its benchmark?

For the six-month reporting period ended September 30, 2004, the fund produced total returns of –1.19% for Class A shares, –1.28% for Class B shares, –1.34% for Class C shares, –0.79% for Class R shares and –1.06% for Class T shares.1,2 In comparison, the fund’s benchmark, the S&P MidCap 400 Index (the “Index”), provided a –1.15% total return for the same period.3,4

We attribute the market’s generally flat performance during the reporting period to investors’ concerns regarding the sustainability of economic growth, rising interest rates and the insurgency in Iraq.The fund produced returns that were roughly in line with the benchmark, primarily due to its focus on higher-quality stocks, which generally outperformed more speculative equities.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor’s (S&P) analysts according to the Standard & Poor’s STock Appreciation Ranking System (or STARS). S&P’s research staff analyzes and ranks the stocks of approximately 1,300 issuers and evaluates their short- to intermediate-term (up to 12 months) appreciation potential.The fund’s portfolio manager will principally use STARS to identify common stocks in the highest category (five-STARS) for purchase and in the lowest category (one-STARS) for short-selling.This investment approach is designed to provide opportunities to achieve performance that exceeds the S&P MidCap 400 Index’s total return.The portfolio manager generally will select for the fund securities of companies that, at the time of purchase, have market capitalizations of under $7 billion or are components of either the S&P MidCap 400 Index or the S&P SmallCap 600 Index.

When selecting investments for the fund, the portfolio manager analyzes the stocks ranked by S&P analysts according to the STARS

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

and selects those he believes have the best potential for capital appreciation. The portfolio manager focuses on companies that show the potential to achieve growth at a reasonable price. The portfolio manager considers various factors including market segment, industry, earnings history, price-to-earnings ratio and management.

What other factors influenced the fund’s performance?

During the reporting period, the fund’s performance generally benefited from a shift in investor sentiment from smaller, more speculative stocks to larger, higher-quality ones. As has historically occurred during the early stages of past economic recoveries, investors focused primarily on stocks that they believed would benefit most from a strengthening economy, including many that had been severely beaten down during the economic downturn that began in 2001. However, as the economic recovery progressed into the spring of 2004, investors became increasingly concerned that economic growth might moderate in response to higher interest rates, surging energy prices and ongoing instability in Iraq. Accordingly, investors began to turn their attention toward better-established, higher-quality companies that they believed could maintain their earnings in an uncertain business environment. Because the fund focuses on companies with strong quality ratings, it benefited from this shift.

The fund received strong contributions to performance from stocks in a variety of economic sectors. Hotel and casino operator Mandalay Resort Group represented the fund’s top performer for the reporting period, as it was acquired by a competitor for a substantial premium to its prevailing stock price. Steel manufacturer Nucor benefited from industry consolidation and strong demand for steel, while toolmaker Black & Decker benefited from the housing boom in the United States. In the health care sector, biotechnology firm Gilead Sciences saw its value rise, as its new HIV treatment moved closer to FDA approval. Digital wireless telephone provider Nextel Partners increased its penetration of rural markets. Among energy companies, higher commodity prices helped boost the earnings of oil and gas producer Burlington Resources.

Disappointments during the reporting period included for-profit education company Corinthian Colleges, which was adversely affected by questions regarding the industry’s accreditation claims. In the tech-

4

nology area, software company Open Text Corporation lost value after announcing poor operating results, and semiconductor equipment manufacturer MKS Instruments was hurt by soft customer demand.

What is the fund’s current strategy?

We recently have attempted to manage risks more closely by selling a number of unrated holdings with smaller market capitalizations and redeploying those assets into midcap stocks that we believe have better quality and liquidity characteristics. For example, additions to the fund during the reporting period included online financial services provider E-TRADE Financial, oil services company BJ Services, communications equipment maker Tellabs and cancer drug developer Millennium Pharmaceuticals. As of the end of the reporting period, the fund contained 48 stocks. In our view, a more concentrated focus on higher-quality companies should position the fund well for the next phase of the U.S. economic cycle.

October 15, 2004
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation, which has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-
year period ending May 1, 2006, at which time the agreement may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.The fund offers A, B, C, R and T shares, which are subject to different sales changes and distribution and servicing fees. Performance for each share class includes returns for the predecessor fund, and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market.
[4]	“Standard & Poor’s®,”“S&P STARS,”“S&P MidCap 400” and “STARS®” are trademarks of Standard and Poor’s and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by S&P and its affiliates.

The Fund 5

UNDERSTANDING YOUR FUND ’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier S&P Stars Opportunities Fund from April 1, 2004 to September 30, 2004.† It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2004 †
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 8.50	$ 9.96	$ 9.96	$ 4.99	$ 7.48
Ending value (after expenses)	$1,038.20	$987.20	$986.60	$992.10	$989.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2004†

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 8.39	$ 10.10 $	10.10	$ 5.06	$ 7.59
Ending value (after expenses)	$1,012.62	$1,015.04	$1,015.04	$1,020.05	$1,017.55

†	For Class B, Class C, Class R and Class T shares and from May 1, 2004 (commencement of initial offering) to
September 30, 2004 for Class A shares.
††	Expenses are equal to the fund's annualized expense ratio of 1.99% for Class A, 2.00% for Class B, 2.00% for
Class C, 1.00% for Class R and 1.50% for Class T; multiplied by the average account value over the period, multiplied by 153/365 for Class A and 183/365 for Class B, Class C, Class R and Class T (to reflect actual days since inception for Class A shares and one-half year period for Class B, Class C, Class R and Class T shares).

6

STATEMENT OF INVESTMENTS September 30, 2004 (Unaudited)
Common Stocks—97.7%	Shares	Value ($)

Capital Goods—1.0%
W.W. Grainger	8,000	461,200
Cellular Telephone—.1%
JAMDAT Mobile	3,000 [a]	69,210
Consumer Discretionary—19.1%
Aeropostale	35,000 [a]	917,000
Best Buy	10,000	542,400
Black & Decker	16,000	1,239,040
Chico’s FAS	23,000 [a,b]	786,600
Coach	22,500 [a]	954,450
Guitar Center	25,000 [a]	1,082,500
La Quinta	110,000 [a]	858,000
Mandalay Resort Group	5,000	343,250
Neiman Marcus Group, Cl. A	16,500	948,750
Quiksilver	40,000 [a]	1,016,800
		8,688,790
Consumer Staples—4.1%
Constellation Brands, Cl. A	25,000 [a]	951,500
UST	23,000	925,980
		1,877,480
Energy—11.9%
BJ Services	19,000	995,790
Burlington Resources	30,000	1,224,000
ENSCO International	39,000	1,274,130
FMC	25,000 [a]	1,214,250
Williams Cos	60,000	726,000
		5,434,170
Finance—11.4%
Affiliated Managers Group	20,250 [a,b]	1,084,185
Ambac Financial Group	15,000	1,199,250
E*TRADE Financial	88,000 [a]	1,004,960
Eaton Vance	27,000	1,090,530
Lehman Brothers Holdings	10,000	797,200
		5,176,125
Health Care—14.7%
Celgene	20,000 [a,b]	1,164,600
Coventry Health Care	20,000 [a]	1,067,400
Cytyc	35,000 [a]	845,250

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Gilead Sciences	26,000 [a]	971,880
Millennium Pharmaceuticals	51,000 [a]	699,210
Triad Hospitals	33,000 [a]	1,136,520
Varian Medical Systems	23,600 [a]	815,852
		6,700,712
Materials & Processing—5.0%
Aluminum Corporation of China, ADR	17,000	1,128,120
American Standard Cos	30,000 [a]	1,167,300
		2,295,420
Producer Durables—7.8%
Manitowoc	30,000	1,063,800
Nucor	14,000	1,279,180
Watts Water Technologies, Cl. A	45,000	1,208,250
		3,551,230
Technology—13.1%
Adobe Systems	24,000	1,187,280
Affiliated Computer Services, Cl. A	19,000 [a,b]	1,057,730
Altera	45,700 [a]	894,349
Amdocs	39,000 [a]	851,370
Cogent	14,300 [a,b]	260,546
McAfee	46,000 [a]	924,600
Tellabs	87,000 [a]	799,530
		5,975,405
Transportation & Autos—2.4%
C.H. Robinson Worldwide	23,500	1,090,165
Utilities—7.1%
AES	104,000 [a]	1,038,960
CenturyTel	25,000	856,000
Nextel Partners, Cl. A	80,000 [a]	1,326,400
		3,221,360
Total Common Stocks
(cost $37,820,915)		44,541,267

8

		Principal
Short-Term Investments—2.3%		Amount ($)	Value ($)

U.S. Treasury Bills;
1.60%, 12/9/2004
(cost $1,046,784)		1,050,000	1,046,745

Investment of Cash Collateral
for Securities Loaned—6.0%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,756,450)		2,756,450 [c]	2,756,450

Total Investments (cost $41,624,149)		106.0%	48,344,462

Liabilities, Less Cash and Receivables		(6.0%)	(2,755,947)

Net Assets		100.0%	45,588,515

ADR—American Depository Receipt.
[a] Non-income producing.
[b]	All or a portion of these securities are on loan.At September 30, 2004, the total market value of the fund’s securities
	on loan is $2,686,506 and the total market value of the collateral held by the fund is $2,756,450.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Consumer Discretionary	19.1	Producer Durables	7.8
Health Care	14.7	Utilities	7.1
Technology	13.1	Other	12.6
Energy	11.9	Securities Sold Short	.4
Finance	11.4
Short-Term/			106.4
Money Market Investments	8.3

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF SECURITIES SOLD SHORT

September 30, 2004 (Unaudited)

Common Stocks	Shares	Value ($)

FileNET
(proceeds $197,463)	10,000	174,600

See notes to financial statements.
10

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $2,686,506)—Note 1(b):
Unaffiliated issuers				38,867,699	45,588,012
Affiliated issuers				2,756,450	2,756,450
Cash					60,750
Receivable for investment securities sold					533,015
Receivable from brokers for proceeds on securities sold short					197,463
Dividends and interest receivable					10,664
Receivable for shares of Beneficial Interest subscribed					9,838
Prepaid and other expenses					41,802
					49,197,994

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					65,318
Liability for securities on loan—Note 1(b)					2,756,450
Payable for investment securities purchased					501,487
Securities sold short, at value
(proceeds $197,463)—See Statement of Securities Sold Short					174,600
Payable for shares of Beneficial Interest redeemed					16,103
Payable for license fee					17,149
Accrued expenses					78,372
					3,609,479

Net Assets ($)					45,588,515

Composition of Net Assets ($):
Paid-in capital					41,347,620
Accumulated investment (loss)—net					(335,430)
Accumulated net realized gain (loss) on investments					(2,166,851)
Accumulated net unrealized appreciation
(depreciation) on investments					6,743,176

Net Assets ($)					45,588,515

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	113,576	16,098,709	10,710,823	455,725	18,209,682
Shares Outstanding	7,600	1,095,406	728,799	30,105	1,216,363

Net Asset Value
Per Share ($)	14.94	14.70	14.70	15.14	14.97

See notes to financial statements.
				The Fund	11

STATEMENT OF OPERATIONS Six Months Ended September 30, 2004 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	87,540
Affiliated issuers	4,262
Interest	881
Income from securities lending	737
Total Income	93,420
Expenses:
Management fee—Note 3(a)	170,179
Distribution fees—Note 3(b)	129,262
Shareholder servicing costs—Note 3(c)	109,652
Registration fees	35,291
Legal fees	34,505
License fee—Note 3(a)	29,367
Auditing fees	14,353
Administration fees—Note 3(a)	8,612
Trustees’ fees and expenses—Note 3(d)	8,537
Prospectus and shareholders’ reports	5,645
Miscellaneous	14,563
Total Expenses	559,966
Less—reduction in management fee due to
undertaking—Note 3(a)	(131,106)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(10)
Net Expenses	428,850
Investment (Loss)—Net	(335,430)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Long transactions	(2,011,827)
Short sale transactions	(18,743)
Net Realized Gain (Loss)	(2,030,570)
Net unrealized appreciation (depreciation) on investments	1,573,847
Net Realized and Unrealized Gain (Loss) on Investments	(456,723)
Net (Decrease) in Net Assets Resulting from Operations	(792,153)

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited) [a]	March 31, 2004 [b]

Operations ($):
Investment (loss)—net	(335,430)	(627,309)
Net realized gain (loss) on investments	(2,030,570)	15,364,862
Net unrealized appreciation
(depreciation) on investments	1,573,847	5,395,602
Net Increase (Decrease) in Net Assets
Resulting from Operations	(792,153)	20,133,155

Dividends to Shareholders from ($):
Net realized gain on investments:
Class B shares	(169,277)	—
Class C shares	(115,699)	—
Class R shares	(6,576)	—
Class T shares	(203,638)	—
Total Dividends	(495,190)	—

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	111,234	—
Class B shares	307,498	1,625,322
Class C shares	185,249	1,050,086
Class R shares	21,546	100,360
Class T shares	363,146	3,025,451
Dividends reinvested:
Class B shares	152,236	—
Class C shares	110,033	—
Class R shares	5,782	—
Class T shares	193,719	—
Cost of shares redeemed:
Class A shares	(199)	—
Class B shares	(2,262,662)	(4,429,223)
Class C shares	(2,756,793)	(4,057,957)
Class R shares	(250,599)	(453,023)
Class T shares	(4,534,412)	(9,464,825)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(8,354,222)	(12,603,809)
Total Increase (Decrease) in Net Assets	(9,641,565)	7,529,346

Net Assets ($):
Beginning of Period	55,230,080	47,700,734
End of Period	45,588,515	55,230,080

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	September 30, 2004	Year Ended
	(Unaudited) [a]	March 31, 2004 [b]

Class A
Shares sold	7,603	—
Shares redeemed	(3)	—
Net Increase (Decrease) in Shares Outstanding	7,600	—

Class B
Shares sold	21,343	122,581
Shares issued for dividends reinvested	10,624	—
Shares redeemed	(155,229)	(325,609)
Net Increase (Decrease) in Shares Outstanding	(123,262)	(203,028)

Class C
Shares sold	12,955	81,575
Shares issued for dividends reinvested	7,679	—
Shares redeemed	(187,559)	(304,575)
Net Increase (Decrease) in Shares Outstanding	(166,925)	(223,000)

Class R
Shares sold	1,463	8,025
Shares issued for dividends reinvested	393	—
Shares redeemed	(17,556)	(34,024)
Net Increase (Decrease) in Shares Outstanding	(15,700)	(25,999)

Class T
Shares sold	24,688	228,881
Shares issued for dividends reinvested	13,296	—
Shares redeemed	(308,083)	(699,175)
Net Increase (Decrease) in Shares Outstanding	(270,099)	(470,294)

[a]	The fund commenced offering five classes of shares on close of business April 30, 2004.The existing shares were redesignated and the fund added Class A shares.
[b]	Represents information for predecessor, Bear Stearns S&P STARS Opportunities Portfolio.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, R and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio (“S&P STARS Opportunities Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commenced operations, all of the assets of the S&P STARS Opportunities Portfolio were transferred to the fund’s Class B, C, R and T shares in a tax-free reorganization.Total return for the periods before the fund commenced operations shows how much an investment in the S&P STARS Opportunities Portfolio would have increased (or decreased) during those periods, assuming all dividends and distributions were reinvested.Total return for the period since the fund commenced operations reflects how much an investment in the fund’s Class A shares would have increased (or decreased), assuming all dividends and distributions were reinvested.

Ended
September 30, 2004
Class A Shares	(Unaudited) [a]

Per Share Data ($):
Net asset value, beginning of period	14.40
Investment Operations:
Investment (loss)—net [b]	(.09)
Net realized and unrealized
gain (loss) on investments	.63
Total from Investment Operations	.54
Net asset value, end of period	14.94

Total Return (%) [c]	3.82[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[d]
Ratio of net expenses to average net assets	.83[d]
Ratio of net investment (loss)
to average net assets	(.64)[d]
Portfolio Turnover Rate	50.49

Net Assets, end of period ($ X 1,000)	114

[a]	From May 1, 2004 (commencement of operations) to September 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	September 30, 2004	Year Ended March 31,

Class B Shares	(Unaudited)	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	15.04	10.40	14.23	12.00
Investment Operations:
Investment (loss)—net	(.12)[b]	(.20)[c]	(.18)[c]	(.06)[c]
Net realized and unrealized
gain (loss) on investments	(.08)	4.84	(3.48)	2.29
Total from Investment Operations	(.20)	4.64	(3.66)	2.23
Distributions:
Dividends from net realized
gain on investments	(.14)	—	(.17)	—
Net asset value, end of period	14.70	15.04	10.40	14.23

Total Return (%) [d]	(1.28)[e]	44.62	(25.79)	18.58

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26[e]	2.61	2.44	2.85[f]
Ratio of net expenses to average net assets	1.00[e]	2.00	2.00	2.00[f]
Ratio of net investment (loss)
to average net assets	(.80)[e]	(1.36)	(1.42)	(1.48)[f]
Portfolio Turnover Rate	50.49[e]	225.79	174.82	66.89

Net Assets, end of period ($ X 1,000)	16,099	18,331	14,784	21,094

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

16

Six Months Ended
	September 30, 2004	Year Ended March 31,

Class C Shares	(Unaudited)	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	15.05	10.40	14.23	12.00
Investment Operations:
Investment (loss)—net	(.12)[b]	(.20)[c]	(.18)[c]	(.06)[c]
Net realized and unrealized
gain (loss) on investments	(.09)	4.85	(3.48)	2.29
Total from Investment Operations	(.21)	4.65	(3.66)	2.23
Distributions:
Dividends from net realized
gain on investments	(.14)	—	(.17)	—
Net asset value, end of period	14.70	15.05	10.40	14.23

Total Return (%) [d]	(1.34)[e]	44.71	(25.79)	18.58

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26[e]	2.61	2.44	2.85[f]
Ratio of net expenses to average net assets	1.00[e]	2.00	2.00	2.00[f]
Ratio of net investment (loss)
to average net assets	(.81)[e]	(1.36)	(1.42)	(1.43)[f]
Portfolio Turnover Rate	50.49[e]	225.79	174.82	66.89

Net Assets, end of period ($ X 1,000)	10,711	13,483	11,638	16,412

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	September 30, 2004	Year Ended March 31,

Class R Shares	(Unaudited)	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	15.41	10.56	14.30	12.00
Investment Operations:
Investment (loss)—net	(.04)[b]	(.06)[c]	(.08)[c]	(.02)[c]
Net realized and unrealized
gain (loss) on investments	(.09)	4.91	(3.49)	2.32
Total from Investment Operations	(.13)	4.85	(3.57)	2.30
Distributions:
Dividends from net realized
gain on investments	(.14)	—	(.17)	—
Net asset value, end of period	15.14	15.41	10.56	14.30

Total Return (%)	(.79)[d]	45.93	(25.03)	19.17

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[d]	1.61	1.44	1.85[e]
Ratio of net expenses to average net assets	.50[d]	1.00	1.00	1.00[e]
Ratio of net investment (loss)
to average net assets	(.30)[d]	(.36)	(.45)	(.40)[e]
Portfolio Turnover Rate	50.49[d]	225.79	174.82	66.89

Net Assets, end of period ($ X 1,000)	456	706	758	2,522

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

18

Six Months Ended
	September 30, 2004	Year Ended March 31,

Class T Shares	(Unaudited)	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	15.28	10.49	14.27	12.00
Investment Operations:
Investment (loss)—net	(.08)[b]	(.14)[c]	(.12)[c]	(.04)[c]
Net realized and unrealized
gain (loss) on investments	(.09)	4.93	(3.49)	2.31
Total from Investment Operations	(.17)	4.79	(3.61)	2.27
Distributions:
Dividends from net realized
gain on investments	(.14)	—	(.17)	—
Net asset value, end of period	14.97	15.28	10.49	14.27

Total Return (%) [d]	(1.06)[e]	45.66	(25.36)	18.92

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[e]	2.11	1.94	2.35[f]
Ratio of net expenses to average net assets	.75[e]	1.50	1.50	1.50[f]
Ratio of net investment (loss)
to average net assets	(.55)[e]	(.86)	(.92)	(.90)[f]
Portfolio Turnover Rate	50.49[e]	225.79	174.82	66.89

Net Assets, end of period ($ X 1,000)	18,210	22,710	20,521	30,004

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and
	distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier S&P STARS Opportunities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund.The fund’s investment objective seeks to provide long-term capital appreciation.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On April 8, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board, all of the assets, subject to the liabilities, of S&P STARS Opportunities Portfolio, a series of The Bear Stearns Funds, were transferred to Dreyfus Premier S&P STARS Opportunities Fund in exchange for shares of beneficial interest of Dreyfus Premier S&P STARS Opportunities Fund’s Class B, Class C, Class R and Class T shares of equal value on the close of business on April 30, 2004. Holders of Class A shares of S&P STARS Portfolio received Class T shares of Dreyfus Premier S&P STARS Opportunities Fund, holders of Class B shares of S&P STARS Opportunities Portfolio received Class B shares of Dreyfus Premier S&P STARS Opportunities Fund, holders of Class C shares of S&P STARS Opportunities Portfolio received Class C shares of Dreyfus Premier S&P STARS Opportunities Fund and holders of Class Y shares of S&P STARS Opportunities Portfolio received Class R shares of Dreyfus Premier S&P STARS Opportunities Fund, in each case in an amount equal to the aggregate net asset value of their investment in S&P STARS Opportunities Portfolio at the time of the exchange. On the date of the exchange, Dreyfus Premier S&P STARS Opportunities Fund created Class A.The net asset value of Dreyfus Premier S&P STARS Opportunities Fund’s shares on the close of business April 30,2004,after the reorganization,was $14.16 per share for Class B shares, $14.16 per share for Class C shares, $14.53 per share for Class R shares and $14.40 per share for Class T

20

shares, and a total of 1,186,009 Class B shares, 811,144 Class C shares, 46,058 Class R shares and 1,427,052 Class T shares, representing net assets of $16,798,327 Class B shares, $11,488,797 Class C shares, $669,239 Class R shares and $20,545,958 Class T shares (including $1,826,938 net unrealized appreciation on investments) were issued to S&P STARS Opportunities Portfolio’s shareholders in the exchange.The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is avail-able.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the funds Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend

22

income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Global Securities Lending, an affiliate of the Manager, the fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund paid no distributions to shareholder during the fiscal year ended March 31, 2004.The tax character of the current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2004, the fund did not borrow under the line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70 of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-year period ending May 1, 2006, so that the expenses of each such class, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $131,106 during the period ended September 30, 2004.

BSFM served as administrator to S&P STARS Opportunities Portfolio pursuant to an Administration Agreement.The Administrator received from S&P STARS Portfolio a monthly fee equal to an annual rate of 0.15% of the average daily net assets up to $1 billion, 0.12% of the next

24

$1 billion, 0.10% of the next $3 billion and 0.08% of the average daily net assets above $5 billion.Administration fee amounted to $8,612 for the period ended April 30, 2004.This agreement was terminated as of the close of business on April 30, 2004, due to the reorganization.

The fund has agreed to pay a license fee at the annual rate of .15 of 1% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

During the period ended September 30, 2004, the Distributor retained $463 and $4,125 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $29,028 and $322 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of their average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2004, Class B, Class C and Class T shares were charged $62,292, $42,682 and $24,288, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2004, Class A, Class B, Class C and Class T shares were charged $42, $20,764, $14,227 and $24,288, respectively, pursuant to the Shareholder Services Plan.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2004, the fund was charged $32,889 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $21,960, Rule 12b-1 distribution plan fees $22,074, shareholder services plan fees $9,138, custodian fees $1,094 and transfer agency per account fees $11,052.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) During the period ended September 30, 2004, the fund incurred total brokerage commissions of $133,602, of which $440 was paid to Harborside Plus Inc., a wholly-owned subsidiary of Mellon Financial.

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended September 30, 2004:

	Purchases ($)	Sales ($)

Long transactions	24,119,970	34,481,267
Short sale transactions	128,840	307,560
Total	24,248,810	34,788,827

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current

26

market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position. Securities sold short at September 30, 2004, and their related market values and proceeds are set forth in the Statement of Securities Sold Short.

At September 30, 2004, accumulated net unrealized appreciation on investments was $6,720,313, consisting of $7,220,416 gross unrealized appreciation and $500,103 gross unrealized depreciation.

At September 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and at common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

28

For More	Information

Dreyfus Premier	Transfer Agent &
S&P STARS	Dividend Disbursing Agent
Opportunities Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

®

© 2004 Dreyfus Service Corporation 6021SA0904

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not Applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	[Reserved]
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies
and Affiliated Purchasers.
Not applicable.
Item 9.	Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 10.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	not applicable
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER MANAGER FUNDS I

By: /s/ Stephen E. Canter
Stephen E. Canter
President

Date:
December 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:
December 6, 2004

By: /s/ James Windels
James Windels
Chief Financial Officer

Date:
December 6, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)